UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-7261

CREDIT SUISSE TRUST
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2007 to September 30, 2007

Item 1:                   Schedule of Investments

Credit Suisse Trust - Emerging Markets Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (88.3%)
Argentina (0.6%)
Energy Equipment & Services (0.6%)
Tenaris SA ADR	19,200	$1,010,304
TOTAL ARGENTINA		1,010,304
Austria (0.4%)
Energy Equipment & Services (0.4%)
C.A.T. oil AG*	26,412	673,263
TOTAL AUSTRIA		673,263
Brazil (7.7%)
Airlines (0.2%)
Gol-Linhas Aereas Inteligentes SA ADR§	14,500	348,000
Banks (0.5%)
Unibanco - Uniao de Bancos Brasileiros SA GDR	6,800	894,540
Beverages (0.2%)
Companhia de Bebidas das Americas ADR§	4,140	293,071
Commingled Fund (0.4%)
Gafisa SA ADR*§	22,195	748,859
Diversified Telecommunication Services (0.5%)
Brasil Telecom Participacoes SA	32,359	859,800
Electric Utilities (1.1%)
Obrascon Huarte Lain Brasil SA	52,800	1,044,522
Terna Participacoes SA	62,700	1,022,282
		2,066,804
Food Products (0.2%)
Cosan SA Industria e Comercio	27,200	369,565
Oil & Gas (2.2%)
Petroleo Brasileiro SA - Petrobras ADR	60,400	3,907,880
Real Estate (0.5%)
PDG Realty SA Empreendimentos e Participacoes	68,300	932,072
Specialty Retail (1.6%)
B2W Compania Global do Varejo	41,500	1,950,951
Lojas Renner SA	34,000	678,152
Redecard SA*	16,227	301,611
		2,930,714
Transportation Infrastructure (0.3%)
Wilson Sons, Ltd. BDR*	41,349	525,852
TOTAL BRAZIL		13,877,157
Chile (0.7%)
Electric Utilities (0.3%)
Enersis SA ADR§	34,500	612,030
Water Utilities (0.4%)
Inversiones Aguas Metropolitanas SA ADR Rule 144A‡	29,400	732,648
TOTAL CHILE		1,344,678
China (7.6%)
Airlines (0.2%)
China Eastern Airlines Corporation, Ltd. Series H*	360,000	371,063
Banks (1.8%)
China Construction Bank Series H§	1,786,400	1,630,127
Industrial & Commercial Bank of China Series H§	2,478,500	1,729,267
		3,359,394
Electrical Equipment (0.8%)
Dongfang Electrical Machinery Company, Ltd. Series H	157,000	1,431,692

	Number of Shares	Value

COMMON STOCKS
China
Insurance (2.1%)
China Life Insurance Company, Ltd. Series H§	368,100	$2,105,071
Ping An Insurance Group Company of China, Ltd. Series H§	119,000	1,638,895
		3,743,966
Oil & Gas (1.4%)
China Petroleum & Chemical Corp. Series H	584,400	717,815
PetroChina Company, Ltd. Series H	986,100	1,832,786
		2,550,601
Real Estate (1.3%)
Beijing Capital Land, Ltd. Series H	1,566,800	1,405,078
Shimao Property Holdings, Ltd.	289,000	877,991
		2,283,069
TOTAL CHINA		13,739,785
Colombia (0.3%)
Diversified Financials (0.3%)
Suramericana de Inversiones SA	57,200	526,926
TOTAL COLOMBIA		526,926
Egypt (1.1%)
Construction & Engineering (0.7%)
Orascom Construction Industries	15,900	1,328,507
Diversified Telecommunication Services (0.4%)
Telecom Egypt	246,000	748,162
TOTAL EGYPT		2,076,669
Hong Kong (5.2%)
Communications Equipment (0.4%)
Delta Networks, Inc.	1,932,900	821,065
Oil & Gas (1.1%)
CNOOC, Ltd.§	1,229,500	2,054,534
Real Estate (0.6%)
China Resources Land, Ltd.	169,642	352,316
Greentown China Holdings, Ltd.	280,000	651,527
		1,003,843
Wireless Telecommunication Services (3.1%)
China Mobile (Hong Kong) Ltd.	336,344	5,518,215
TOTAL HONG KONG		9,397,657
Hungary (0.1%)
Oil & Gas (0.1%)
Falcon Oil & Gas, Ltd.*	191,800	111,949
TOTAL HUNGARY		111,949
India (6.3%)
Automobiles (0.3%)
Mahindra & Mahindra, Ltd.	23,700	446,331
Chemicals (1.0%)
Reliance Industries, Ltd.	30,500	1,752,733
Diversified Financials (0.7%)
ICICI Bank, Ltd. ADR§	24,900	1,312,728
Diversified Telecommunication Services (0.6%)
Bharti Airtel, Ltd.*	44,574	1,048,177
Electrical Equipment (1.5%)
Bharat Heavy Electricals, Ltd.	54,400	2,772,931
Gas Utilities (0.6%)
Gail India, Ltd.	108,200	1,025,881

	Number of Shares	Value

COMMON STOCKS
India
Industrial Conglomerates (0.7%)
Grasim Industries, Ltd.	15,100	$1,329,026
IT Consulting & Services (0.6%)
Infosys Technologies, Ltd. ADR§	23,800	1,151,682
Materials (0.3%)
Hindalco Industries, Ltd.	141,800	611,046
TOTAL INDIA		11,450,535
Indonesia (1.9%)
Banks (1.0%)
PT Bank Central Asia	1,380,000	926,211
PT Bank Mandiri	2,339,631	900,446
		1,826,657
Wireless Telecommunication Services (0.9%)
PT Telekomunikasi Indonesia	1,303,900	1,576,814
TOTAL INDONESIA		3,403,471
Israel (1.6%)
Electronic Equipment & Instruments (0.3%)
Orbotech, Ltd.*§	25,100	527,853
Insurance (0.4%)
Harel Insurance Investments, Ltd.	12,700	709,004
Pharmaceuticals (0.9%)
Teva Pharmaceutical Industries, Ltd. ADR	37,100	1,649,837
TOTAL ISRAEL		2,886,694
Kazakhstan (2.3%)
Oil & Gas (2.3%)
KazMunaiGas Exploration Production GDR	68,300	1,638,517
KazMunaiGas Exploration Production GDR Rule 144A‡	108,730	2,608,433
TOTAL KAZAKHSTAN		4,246,950
Malaysia (2.3%)
Construction & Engineering (0.2%)
Muhibbah Engineering Berhad	139,999	377,061
Diversified Financials (0.8%)
AMMB Holdings Berhad	1,158,200	1,472,450
Hotels, Restaurants & Leisure (0.6%)
Resorts World Berhad	840,000	965,590
Industrial Conglomerates (0.7%)
IOI Corporation Berhad	707,275	1,254,946
TOTAL MALAYSIA		4,070,047
Mexico (4.6%)
Beverages (0.4%)
Fomento Economico Mexicano SA de CV ADR	18,731	700,539
Construction Materials (0.7%)
Cemex SA de CV ADR*§	40,249	1,204,250
Household Durables (0.3%)
Consorcio ARA SA de CV§	460,200	616,566
Metals & Mining (0.5%)
Grupo Mexico SA de CV Series B	114,450	821,638
Real Estate (0.4%)
Urbi Desarrollos Urbanos SA de CV*§	197,772	710,808
Transportation Infrastructure (0.5%)
Grupo Aeroportuario del Pacifico SA de CV ADR	17,300	944,580
Wireless Telecommunication Services (1.8%)
America Movil SAB de CV ADR Series L	37,074	2,372,736

	Number of Shares	Value

COMMON STOCKS
Mexico
Wireless Telecommunication Services
America Movil SAB de CV Series L	266,342	$852,517
		3,225,253
TOTAL MEXICO		8,223,634
Russia (10.2%)
Banks (1.8%)
Sberbank RF	711,000	2,962,664
VTB Bank OJSC GDR*	37,038	331,490
		3,294,154
Electric Utilities (0.7%)
OGK-5	383,394	59,681
RAO Unified Energy System of Russia*	930,900	1,128,742
TGK-5 JSC	12,655,572	13,921
		1,202,344
Industrial Conglomerates (1.1%)
Mining and Metallurgical Company Norilsk Nickel ADR	7,100	1,931,200
Metals & Mining (0.2%)
Evraz Group SA GDR	6,500	411,450
Oil & Gas (4.9%)
Gazprom	451,914	4,975,818
Gazprom ADR	15,700	689,387
Lukoil ADR	37,100	3,083,010
		8,748,215
Pharmaceuticals (0.2%)
Pharmstandard*	5,242	328,673
Wireless Telecommunication Services (1.3%)
Mobile Telesystems	75,000	865,499
OAO Vimpel Communications ADR	57,845	1,564,129
		2,429,628
TOTAL RUSSIA		18,345,664
Singapore (0.7%)
Energy-Alternate Sources (0.4%)
China Energy, Ltd.*	650,000	663,397
Machinery (0.3%)
Yangzijiang Shipbuilding Holdings, Ltd.*	355,000	533,141
TOTAL SINGAPORE		1,196,538
South Africa (5.1%)
Banks (0.8%)
FirstRand, Ltd.	416,552	1,334,841
Construction & Engineering (0.4%)
Group Five, Ltd.	98,240	789,171
Construction Materials (0.4%)
Pretoria Portland Cement Company, Ltd.	101,819	705,182
Diversified Telecommunication Services (0.4%)
Telkom South Africa, Ltd.§	28,600	719,692
Food Products (0.4%)
Tiger Brands, Ltd.	28,800	760,184
Insurance (0.5%)
Liberty Group, Ltd.	66,300	842,159
Metals & Mining (0.8%)
Anglo Platinum, Ltd.	10,000	1,512,091
Oil & Gas (0.7%)
Sasol	29,700	1,273,860

	Number of Shares	Value

COMMON STOCKS
South Africa
Wireless Telecommunication Services (0.7%)
MTN Group, Ltd.	80,600	$1,220,646
TOTAL SOUTH AFRICA		9,157,826
South Korea (14.0%)
Banks (2.5%)
Kookmin Bank	23,010	1,897,963
Shinhan Financial Group Company, Ltd.	21,396	1,385,744
Woori Finance Holdings Company, Ltd.	59,000	1,338,326
		4,622,033
Beverages (0.4%)
Hite Brewery Company, Ltd.	4,700	656,162
Building Products (0.6%)
KCC Corp.	1,700	1,035,260
Construction & Engineering (1.6%)
GS Engineering & Construction Corp.	11,610	2,006,819
Hyundai Development Co.	9,760	907,807
		2,914,626
Machinery (2.8%)
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	27,000	1,698,417
Hyundai Heavy Industries Company, Ltd.	5,600	2,576,014
Pyeong San Company, Ltd.§	15,000	785,618
		5,060,049
Metals & Mining (1.7%)
POSCO ADR§	17,200	3,074,844
Multiline Retail (1.9%)
Hyundai Department Store Company, Ltd.	14,629	1,753,183
Shinsegae Company, Ltd.	2,350	1,631,041
		3,384,224
Semiconductor Equipment & Products (2.5%)
Samsung Electronics Company, Ltd.	7,261	4,543,735
TOTAL SOUTH KOREA		25,290,933
Taiwan (11.7%)
Banks (0.9%)
Chinatrust Financial Holding Company, Ltd.*	2,276,760	1,661,936
Chemicals (0.4%)
Formosa Plastics Corp.	250,000	703,175
Computers & Peripherals (0.8%)
Acer, Inc.	236,400	416,478
Wistron Corp.	591,424	1,066,074
		1,482,552
Construction Materials (1.3%)
Asia Cement Corp.	1,360,908	2,375,945
Diversified Financials (0.5%)
Yuanta Financial Holdings Company, Ltd.*	1,360,900	832,715
Diversified Telecommunication Services (0.0%)
Chunghwa Telecom Company, Ltd.	88	164
Electronic Equipment & Instruments (3.1%)
Delta Electronics, Inc.	320,670	1,237,218
Hon Hai Precision Industry Company, Ltd.	467,395	3,520,600
InnoLux Display Corp.	199,227	851,118
		5,608,936
Food & Drug Retailing (0.3%)
President Chain Store Corp.	177,600	499,521

	Number of Shares	Value

COMMON STOCKS
Taiwan
Food Products (1.1%)
Uni-President Enterprises Corp.	1,276,770	$1,942,956
Insurance (0.7%)
Cathay Financial Holding Company, Ltd.	576,043	1,361,341
Metals & Mining (0.5%)
China Steel Corp.	580,559	848,523
Semiconductor Equipment & Products (2.1%)
MediaTek, Inc.	36,000	647,147
Novatek Microelectronics Corp., Ltd.	176,000	766,113
Taiwan Semiconductor Manufacturing Company, Ltd.	1,213,596	2,339,358
		3,752,618
TOTAL TAIWAN		21,070,382
Thailand (1.2%)
Banks (0.7%)
Kasikornbank Public Company, Ltd.	295,000	708,694
Siam City Bank Public Company, Ltd.	987,100	507,745
		1,216,439
Construction & Engineering (0.5%)
Italian - Thai Development Public Company, Ltd.*	4,500,000	997,812
TOTAL THAILAND		2,214,251
Turkey (2.2%)
Banks (1.6%)
Akbank T.A.S.	83,386	630,851
Turkiye Garanti Bankasi AS	170,233	1,291,742
Turkiye Is Bankasi Series C	147,000	881,087
		2,803,680
Commercial Services & Supplies (0.4%)
TAV Havalimanlari Holding AS*	83,250	762,674
Wireless Telecommunication Services (0.2%)
Turkcell Iletisim Hizmetleri AS	54,000	458,435
TOTAL TURKEY		4,024,789
Zambia (0.5%)
Metals & Mining (0.5%)
First Quantum Minerals, Ltd.	9,000	883,969
TOTAL ZAMBIA		883,969
TOTAL COMMON STOCKS (Cost $93,646,209)		159,224,071
PREFERRED STOCKS (8.6%)
Brazil (8.6%)
Banks (1.5%)
Banco Bradesco SA	34,300	999,174
Banco Itau Holding Financeira SA	32,300	1,617,633
		2,616,807
Beverages (0.4%)
Companhia de Bebidas das Americas ADR§	10,200	745,926
Diversified Telecommunication Services (1.2%)
Telemar Norte Leste SA Class A	30,600	1,097,608
Telesp - Telecomunicacoes de Sao Paulo SA	32,400	1,052,648
		2,150,256
Industrial Conglomerates (0.6%)
Bradespar SA	19,800	1,126,663
Itausa - Investimentos Itau SA	2,027	13,936
		1,140,599

	Number of Shares	Value

PREFERRED STOCKS
Brazil
Metals & Mining (2.1%)
Companhia Vale do Rio Doce ADR	129,800	$3,692,810
Oil & Gas (1.9%)
Petroleo Brasileiro SA - Petrobras ADR	45,800	3,457,900
Road & Rail (0.9%)
ALL America Latina Logistica	120,000	1,702,174
TOTAL PREFERRED STOCKS (Cost $5,653,756)		15,506,472
RIGHTS (0.0%)
Thailand (0.0%)
Diversified Telecommunication Services (0.0%)
True Corporation Public Company, Ltd. strike price THB 20.60, expires 04/03/08*^ (Cost $0)	50,021	0
SHORT-TERM INVESTMENTS (11.2%)
State Street Navigator Prime Portfolio§§	13,939,317	13,939,317

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$6,322	6,322,000
TOTAL SHORT-TERM INVESTMENTS (Cost $20,261,317)		20,261,317

TOTAL INVESTMENTS AT VALUE (108.1%) (Cost $119,561,282)		194,991,860

LIABILITIES IN EXCESS OF OTHER ASSETS (-8.1%)		(14,653,992)

NET ASSETS (100.0%)		$180,337,868

INVESTMENT ABBREVIATIONS

ADR = American Depositary Receipt

BDR = Brazilian Depositary Receipt

GDR = Global Depositary Receipt

*	Non-income producing security.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At September 30, 2007, these securities amounted to a value of $3,341,081 or 1.9% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $119,561,282, $77,128,119, $(1,697,541) and $75,430,578, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Global Small Cap Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (95.7%)
Australia (6.2%)
Banks (0.8%)
Bendigo Bank, Ltd.§	67,000	$811,886
Commercial Services & Supplies (0.4%)
Iress Market Technology, Ltd.§	55,000	378,058
Diversified Financials (2.8%)
Austbrokers Holdings, Ltd.	312,000	1,154,033
Australian Infrastructure Fund§	256,000	715,239
Mortgage Choice, Ltd.§	395,000	889,139
		2,758,411
Machinery (0.4%)
Emeco Holdings, Ltd.§	329,000	416,606
Media (1.2%)
Seven Network, Ltd.	67,000	776,517
STW Communications Group, Ltd.§	205,000	470,101
		1,246,618
Transportation Infrastructure (0.6%)
Babcock & Brown Infrastructure Group§	419,192	641,623
TOTAL AUSTRALIA		6,253,202
Belgium (1.7%)
Healthcare Equipment & Supplies (1.7%)
Omega Pharma SA	19,950	1,743,635
TOTAL BELGIUM		1,743,635
Bermuda (0.4%)
Diversified Telecommunication Services (0.0%)
Global Crossing, Ltd.*	1,000	21,080
Household Durables (0.1%)
Helen of Troy, Ltd.*§	2,300	44,413
Insurance (0.3%)
IPC Holdings, Ltd.§	1,500	43,275
Max Capital Group, Ltd.§	5,300	148,612
Platinum Underwriters Holdings, Ltd.	1,200	43,152
Security Capital Assurance, Ltd.	1,700	38,828
		273,867
Internet & Catalog Retail (0.0%)
Global Sources, Ltd.*§	2,000	44,340
Marine (0.0%)
TBS International, Ltd. Class A*	1,000	41,250
TOTAL BERMUDA		424,950
Cayman Islands (0.0%)
Food Products (0.0%)
Fresh Del Monte Produce, Inc.§	1,400	40,250
TOTAL CAYMAN ISLANDS		40,250
China (1.2%)
Communications Equipment (1.2%)
ZTE Corp. Series H§	237,550	1,247,841
TOTAL CHINA		1,247,841
Denmark (1.3%)
Household Durables (1.3%)
Bang & Olufsen AS B Shares§	11,600	1,308,007
TOTAL DENMARK		1,308,007

	Number of Shares	Value

COMMON STOCKS
Finland (0.4%)
Communications Equipment (0.4%)
Elcoteq SE§	54,150	$365,655
TOTAL FINLAND		365,655
France (1.2%)
Real Estate (1.2%)
Nexity	19,491	1,199,500
TOTAL FRANCE		1,199,500
Germany (8.1%)
Building Products (1.3%)
Pfleiderer AG§	57,300	1,320,816
Commercial Services & Supplies (1.4%)
CeWe Color Holding AG	28,500	1,350,708
Machinery (2.5%)
IWKA AG*§	58,000	2,480,275
Real Estate (0.9%)
Vivacon AG§	35,000	907,691
Specialty Retail (2.0%)
Fielmann AG§	30,600	2,035,949
TOTAL GERMANY		8,095,439
Japan (15.5%)
Auto Components (2.0%)
NHK Spring Company, Ltd.§	96,000	728,248
Nippon Seiki Company, Ltd.§	50,000	1,279,520
		2,007,768
Chemicals (3.2%)
Kuraray Company, Ltd.§	100,500	1,267,730
Nippon Shokubai Company, Ltd.	71,000	688,534
Teijin, Ltd.	251,850	1,224,463
		3,180,727
Commercial Services & Supplies (0.2%)
Take and Give Needs Company, Ltd.§	895	165,812
Communications Equipment (0.9%)
Epson Toyocom Corp.§	153,000	914,662
Computers & Peripherals (1.0%)
Melco Holdings, Inc.§	51,300	1,036,346
Distribution & Wholesale (0.3%)
Happinet Corp.	21,100	261,697
Diversified Financials (0.8%)
Asset Managers Company, Ltd.	440	517,023
OMC Card, Inc.§	87,100	343,857
		860,880
Electrical Equipment (1.1%)
Hitachi Cable, Ltd.§	187,000	1,153,716
Food Products (0.7%)
Mitsui Sugar Company, Ltd.	199,000	700,038
Hotels, Restaurants & Leisure (0.7%)
Round One Corp.§	309	680,306
Internet & Catalog Retail (0.5%)
Belluna Company, Ltd.§	50,200	507,834
Internet Software & Services (1.3%)
ACCA Networks Company, Ltd.§	206	409,539
SBI Holdings, Inc.§	3,375	880,331
		1,289,870

	Number of Shares	Value

COMMON STOCKS
Japan
Machinery (1.1%)
Sodick Company, Ltd.	159,800	$1,068,227
Specialty Retail (1.7%)
USS Company, Ltd.§	19,250	1,261,214
Village Vanguard Company, Ltd.	109	481,825
		1,743,039
TOTAL JAPAN		15,570,922
Netherlands (2.7%)
Electronic Equipment & Instruments (1.0%)
Gemalto NV*§	34,200	986,604
Semiconductor Equipment & Products (1.5%)
ASM International NV	53,120	1,512,163
Software (0.2%)
Tele Atlas NV*	6,744	194,760
TOTAL NETHERLANDS		2,693,527
Norway (2.8%)
Electronic Equipment & Instruments (1.6%)
Tandberg ASA	66,172	1,579,385
Machinery (1.2%)
Tomra Systems ASA§	172,000	1,234,846
TOTAL NORWAY		2,814,231
Puerto Rico (0.1%)
Banks (0.1%)
First BanCorp.	5,300	50,350
TOTAL PUERTO RICO		50,350
Sweden (3.8%)
Commercial Services & Supplies (0.8%)
Observer AB*§	216,000	806,534
Healthcare Equipment & Supplies (1.6%)
Getinge AB Class B	66,664	1,600,922
Machinery (1.4%)
Alfa Laval AB	21,652	1,384,270
TOTAL SWEDEN		3,791,726
Switzerland (1.3%)
Machinery (1.3%)
Georg Fischer AG*	1,865	1,279,474
TOTAL SWITZERLAND		1,279,474
United Kingdom (11.1%)
Commercial Services & Supplies (3.1%)
Michael Page International PLC	135,000	1,135,503
Serco Group PLC	240,000	2,021,847
		3,157,350
Diversified Financials (0.8%)
Melrose PLC	199,999	789,404
Hotels, Restaurants & Leisure (1.3%)
Rank Group PLC	400,000	1,312,235
Industrial Conglomerates (3.3%)
Intertek Group PLC	100,000	1,921,036
Synergy Healthcare PLC	81,215	1,365,879
		3,286,915
Insurance (0.9%)
Amlin PLC	130,000	870,276

	Number of Shares	Value

COMMON STOCKS
United Kingdom
Road & Rail (1.7%)
Arriva PLC	110,000	$1,727,117
TOTAL UNITED KINGDOM		11,143,297
United States (37.9%)
Aerospace & Defense (0.6%)
Cubic Corp.	3,300	139,161
Curtiss-Wright Corp.	5,200	247,000
United Industrial Corp.§	3,500	263,410
		649,571
Airlines (0.0%)
Republic Airways Holdings, Inc.*	2,100	44,457
Auto Components (0.7%)
Accuride Corp.*	4,000	48,440
Aftermarket Technology Corp.*	600	19,044
American Axle & Manufacturing Holdings, Inc.§	7,500	189,375
ArvinMeritor, Inc.	2,400	40,368
Cooper Tire & Rubber Co.	12,500	305,000
Lear Corp.*	3,900	125,190
		727,417
Banks (1.8%)
AMCORE Financial, Inc.	1,800	44,856
BankUnited Financial Corp. Class A	2,500	38,850
Cathay General Bancorp§	1,100	35,431
Center Financial Corp.§	1,900	26,429
Central Pacific Financial Corp.	1,300	37,960
Citizens Republic Bancorp, Inc.§	6,100	98,271
Community Bancorp*§	2,900	72,906
Community Bank System, Inc.§	2,300	44,896
Corus Bankshares, Inc.§	2,600	33,852
Downey Financial Corp.	700	40,460
East West Bancorp, Inc.	3,200	115,072
First Community Bancorp§	2,200	120,362
FirstFed Financial Corp.*§	3,100	153,605
FirstMerit Corp.§	1,800	35,568
Hanmi Financial Corp.§	7,400	114,626
International Bancshares Corp.§	1,600	34,720
Nara Bancorp, Inc.§	2,000	31,240
Prosperity Bancshares, Inc.§	2,700	89,532
South Financial Group, Inc.§	1,600	36,384
Southwest Bancorp, Inc.	2,900	54,578
Sterling Bancshares, Inc.§	6,050	69,030
Sterling Financial Corp.§	3,800	102,258
Susquehanna Bancshares, Inc.§	2,000	40,200
SVB Financial Group*§	1,300	61,568
Trustmark Corp.§	1,500	42,060
UCBH Holdings, Inc.§	1,100	19,228
Umpqua Holdings Corp.§	5,300	106,053
United Community Banks, Inc.§	1,600	39,232
Vineyard National Bancorp Co.§	1,680	28,090
Wilshire Bancorp, Inc.§	1,400	15,358
		1,782,675
Beverages (0.1%)
Boston Beer Company, Inc. Class A*§	3,000	145,980
Biotechnology (2.3%)
Albany Molecular Research, Inc.*	12,100	182,710
Alkermes, Inc.*§	14,100	259,440
BioMarin Pharmaceutical, Inc.*§	8,400	209,160
Cubist Pharmaceuticals, Inc.*§	9,400	198,622
IDEXX Laboratories, Inc.*	300	32,877
Isis Pharmaceuticals, Inc.*§	10,500	157,185
LifeCell Corp.*§	6,000	225,420

	Number of Shares	Value

COMMON STOCKS
United States
Biotechnology
Martek Biosciences Corp.*§	3,200	$92,896
Myriad Genetics, Inc.*§	3,600	187,740
Onyx Pharmaceuticals, Inc.*§	5,600	243,712
Regeneron Pharmaceuticals, Inc.*§	4,800	85,440
Savient Pharmaceuticals, Inc.*§	12,600	183,330
Seattle Genetics, Inc.*	3,600	40,464
ViroPharma, Inc.*§	22,200	197,580
		2,296,576
Building Products (0.1%)
Apogee Enterprises, Inc.	3,800	98,572
Chemicals (1.4%)
CF Industries Holdings, Inc.	8,000	607,280
H.B. Fuller Co.	4,800	142,464
Olin Corp.	10,300	230,514
OM Group, Inc.*	6,100	322,141
W.R. Grace & Co.*§	5,500	147,730
		1,450,129
Commercial Services & Supplies (1.6%)
Atlas Air Worldwide Holdings, Inc.*§	800	41,304
Convergys Corp.*	10,800	187,488
CSG Systems International, Inc.*	6,800	144,500
Deluxe Corp.	3,100	114,204
DeVry, Inc.	5,500	203,555
Heidrick & Struggles International, Inc.*§	1,500	54,675
HMS Holdings Corp.*§	1,600	39,376
Integrated Electrical Services, Inc.*§	2,600	66,586
Labor Ready, Inc.*	7,700	142,527
PHH Corp.*	5,800	152,424
Pre-Paid Legal Services, Inc.*	1,800	99,828
Sotheby’s§	3,300	157,707
Strayer Education, Inc.	1,200	202,356
		1,606,530
Communications Equipment (0.7%)
Arris Group, Inc.*	8,500	104,975
Atheros Communications*§	4,100	122,877
Comtech Telecommunications Corp.*§	6,300	336,987
Foundry Networks, Inc.*	8,400	149,268
		714,107
Computers & Peripherals (0.5%)
Hutchinson Technology, Inc.*§	9,800	241,080
Immersion Corp.*	4,700	76,986
Novatel Wireless, Inc.*	2,400	54,360
Stratasys, Inc.*	3,000	82,680
		455,106
Construction & Engineering (0.5%)
Dycom Industries, Inc.*§	3,300	101,079
EMCOR Group, Inc.*	3,000	94,080
Perini Corp.*	2,200	123,046
Shaw Group, Inc.*	1,400	81,340
URS Corp.*	700	39,515
Washington Group International, Inc.*	400	35,124
		474,184
Containers & Packaging (0.1%)
Rock-Tenn Co. Class A	3,400	98,260
Diversified Financials (0.9%)
Advanta Corp. Class B	2,200	60,324
Bankrate, Inc.*§	900	41,508
Calamos Asset Management, Inc. Class A	3,600	101,628
Cohen & Steers, Inc.	1,100	40,733

	Number of Shares	Value

COMMON STOCKS
United States
Diversified Financials
CompuCredit Corp.*	1,700	$36,907
Encore Capital Group, Inc.*§	1,100	12,980
GAMCO Investors, Inc. Class A	1,300	71,240
Greenhill & Company, Inc.§	1,400	85,470
Knight Capital Group, Inc. Class A*§	2,900	34,684
MCG Capital Corp.§	11,200	161,168
optionsXpress Holdings, Inc.§	3,500	91,490
Portfolio Recovery Associates, Inc.§	1,300	68,991
SWS Group, Inc.§	2,000	35,380
Texas Capital Bancshares, Inc.*§	1,900	41,306
		883,809
Diversified Telecommunication Services (0.2%)
Cincinnati Bell, Inc.*	23,200	114,608
PAETEC Holding Corp.*	1,600	19,952
Premiere Global Services, Inc.*	5,600	70,840
		205,400
Electric Utilities (0.8%)
Black Hills Corp.§	2,800	114,856
Central Vermont Public Service Corp.	1,100	40,194
Cleco Corp.§	4,800	121,296
El Paso Electric Co.*	7,400	171,162
PNM Resources, Inc.	3,500	81,480
Portland General Electric Co.	3,500	97,300
UIL Holdings Corp.§	1,900	59,850
Unisource Energy Corp.	3,000	89,670
		775,808
Electrical Equipment (0.3%)
A.O. Smith Corp.§	1,600	70,208
Encore Wire Corp.§	4,500	113,085
II-VI, Inc.*	2,000	69,060
		252,353
Electronic Equipment & Instruments (1.2%)
Analogic Corp.	800	51,008
FLIR Systems, Inc.*§	1,400	77,546
Greatbatch, Inc.*§	4,200	111,678
Intevac, Inc.*§	2,000	30,400
LoJack Corp.*§	5,600	106,176
Methode Electronics, Inc.	14,900	224,245
Plexus Corp.*	6,300	172,620
Rofin-Sinar Technologies, Inc.*	1,900	133,399
Technitrol, Inc.	2,100	56,595
Varian, Inc.*	3,100	197,191
		1,160,858
Energy Equipment & Services (1.7%)
Atwood Oceanics, Inc.*§	4,700	359,832
Basic Energy Services, Inc.*§	4,900	102,998
Complete Production Services, Inc.*	6,500	133,120
Dawson Geophysical Co.*§	2,100	162,771
Dril-Quip, Inc.*	2,700	133,245
Global Industries, Ltd.*	2,300	59,248
Grey Wolf, Inc.*§	23,400	153,270
Hercules Offshore, Inc.*	1,500	39,165
Lufkin Industries, Inc.§	1,900	104,538
Oceaneering International, Inc.*	800	60,640
Oil States International, Inc.*	3,300	159,390
Parker Drilling Co.*§	5,000	40,600
Unit Corp.*	1,200	58,080
W-H Energy Services, Inc.*	1,300	95,875
		1,662,772

	Number of Shares	Value

COMMON STOCKS
United States
Food & Drug Retailing (1.4%)
Arden Group, Inc. Class A§	300	$41,859
Casey’s General Stores, Inc.	4,100	113,570
Central European Distribution Corp.*§	5,300	253,923
Flowers Foods, Inc.	5,350	116,630
Longs Drug Stores Corp.	2,400	119,208
Nash Finch Co.§	2,200	87,626
Performance Food Group Co.*	2,700	81,351
Spartan Stores, Inc.	900	20,277
Terra Industries, Inc.*§	17,200	537,672
Village Super Market, Inc. Class A§	770	40,040
		1,412,156
Food Products (0.7%)
Cal-Maine Foods, Inc.	5,100	128,724
Corn Products International, Inc.	6,400	293,568
Sanderson Farms, Inc.§	4,300	179,181
Seaboard Corp.	20	39,200
USANA Health Sciences, Inc.*§	2,200	96,250
		736,923
Gas Utilities (0.4%)
Atmos Energy Corp.	1,400	39,648
Energen Corp.	3,500	199,920
Southern Union Co.	2,600	80,886
Southwest Gas Corp.	3,300	93,357
		413,811
Healthcare Equipment & Supplies (2.0%)
Align Technology, Inc.*§	7,600	192,508
ArthroCare Corp.*§	5,900	329,751
CONMED Corp.*	1,300	36,387
Foxhollow Technologies, Inc.*	1,700	44,880
Hologic, Inc.*§	3,500	213,500
Immucor, Inc.*	5,500	196,625
Meridian Bioscience, Inc.§	7,150	216,788
Quidel Corp.*	4,700	91,932
SurModics, Inc.*§	3,200	156,832
Ventana Medical Systems, Inc.*	6,100	524,051
		2,003,254
Healthcare Providers & Services (1.4%)
Air Methods Corp.*	2,500	115,500
Alliance Imaging, Inc.*	12,400	112,344
Amedisys, Inc.*§	4,600	176,732
Amerigroup Corp.*	3,000	103,440
AmSurg Corp.*	2,300	53,061
Apria Healthcare Group, Inc.*§	2,900	75,429
Matria Healthcare, Inc.*§	1,700	44,472
MedCath Corp.*	1,800	49,428
Molina Healthcare, Inc.*§	2,700	97,929
Omnicell, Inc.*§	2,400	68,496
PARAXEL International Corp.*	4,700	193,969
Pediatrix Medical Group, Inc.*	800	52,336
Psychiatric Solutions, Inc.*§	3,552	139,523
Sun Healthcare Group, Inc.*	3,100	51,801
Sunrise Senior Living, Inc.*§	2,600	91,962
		1,426,422
Hotels, Restaurants & Leisure (0.7%)
Buffalo Wild Wings, Inc.*§	1,300	49,036
Jack in the Box, Inc.*	3,100	201,004
Landry’s Restaurants, Inc.	1,400	37,044
Monarch Casino & Resort, Inc.*§	5,000	142,250
P.F. Chang’s China Bistro, Inc.*§	2,100	62,160
Papa John’s International, Inc.*	1,900	46,436

	Number of Shares	Value

COMMON STOCKS
United States
Hotels, Restaurants & Leisure
Premier Exhibitions, Inc.*§	2,400	$36,192
Red Robin Gourmet Burgers, Inc.*§	1,300	55,770
WMS Industries, Inc.*§	3,300	109,230
		739,122
Household Durables (0.7%)
American Greetings Corp. Class A§	8,800	232,320
Blyth, Inc.	1,900	38,855
CSS Industries, Inc.	1,000	35,970
Tempur-Pedic International, Inc.§	7,300	260,975
Tupperware Brands Corp.	4,800	151,152
		719,272
Industrial Conglomerates (0.0%)
Chemed Corp.	600	37,296
Insurance (0.9%)
American Equity Investment Life Holding Co.§	3,900	41,535
American Physicians Capital, Inc.	2,300	89,608
Employers Holdings, Inc.	2,000	41,220
Fremont General Corp.§	7,300	28,470
Odyssey Re Holdings Corp.§	1,100	40,821
Philadelphia Consolidated Holding Corp.*	2,000	82,680
Phoenix Companies, Inc.§	4,400	62,084
ProAssurance Corp.*	700	37,709
Seabright Insurance Holdings*	4,200	71,694
United Fire & Casualty Co.§	2,600	101,634
Universal American Financial Corp.*§	3,900	88,959
Zenith National Insurance Corp.	5,600	251,384
		937,798
Internet & Catalog Retail (0.5%)
Blue Nile, Inc.*	400	37,648
Insight Enterprises, Inc.*	3,800	98,078
Priceline.com, Inc.*§	4,200	372,750
Systemax, Inc.§	1,900	38,836
		547,312
Internet Software & Services (0.8%)
j2 Global Communications, Inc.*§	9,500	310,935
NETGEAR, Inc.*§	2,800	85,176
Sohu.com, Inc.*§	2,300	86,733
United Online, Inc.§	15,800	237,158
Vignette Corp.*	2,400	48,168
		768,170
IT Consulting & Services (0.2%)
SAIC, Inc.*§	6,400	122,816
Sykes Enterprises, Inc.*	2,300	38,203
		161,019
Leisure Equipment & Products (0.3%)
JAKKS Pacific, Inc.*§	6,400	170,944
Marvel Entertainment, Inc.*	1,700	39,848
Polaris Industries, Inc.	900	39,258
		250,050
Machinery (1.9%)
Actuant Corp. Class A§	2,200	142,934
Applied Industrial Technologies, Inc.	3,900	120,237
Astec Industries, Inc.*	1,900	109,155
Barnes Group, Inc.§	1,900	60,648
Cascade Corp.§	800	52,136
Ceradyne, Inc.*§	4,700	355,978
Columbus McKinnon Corp.*§	1,500	37,335
Dionex Corp.*	500	39,730

	Number of Shares	Value

COMMON STOCKS
United States
Machinery
EnPro Industries, Inc.*	3,100	$125,860
Esterline Technologies Corp.*	1,500	85,575
FreightCar America, Inc.§	1,000	38,200
Gardner Denver, Inc.*	2,100	81,900
Hurco Companies, Inc.*	3,300	178,398
Manitowoc Company, Inc.	5,400	239,112
Mueller Industries, Inc.	6,400	231,296
RBC Bearings, Inc.*	500	19,175
Robbins & Myers, Inc.	300	17,187
		1,934,856
Marine (0.2%)
Cal Dive International, Inc.*§	7,600	114,000
Genco Shipping & Trading, Ltd.§	1,200	78,636
		192,636
Media (0.3%)
InVentiv Health, Inc.*	2,300	100,786
Journal Communications, Inc. Class A	3,800	36,024
Scholastic Corp.*	4,100	142,926
Value Line, Inc.	800	39,416
		319,152
Metals & Mining (1.7%)
Century Aluminum Co.*	6,400	336,960
Cleveland-Cliffs, Inc.§	2,500	219,925
Coeur d’Alene Mines Corp.*§	44,400	168,276
GrafTech International, Ltd.*	16,100	287,224
Hecla Mining Co.*§	10,000	89,500
Massey Energy Co.§	3,500	76,370
Quanex Corp.§	5,700	267,786
Ryerson, Inc.	4,400	148,456
USEC, Inc.*§	7,000	71,750
		1,666,247
Oil & Gas (1.6%)
Alon USA Energy, Inc.§	4,900	165,522
ATP Oil & Gas Corp.*	800	37,624
Comstock Resources, Inc.*	7,300	225,132
Delek US Holdings, Inc.§	6,600	165,528
General Maritime Corp.§	3,800	106,058
Helix Energy Solutions Group, Inc.*§	4,800	203,808
Mariner Energy, Inc.*	7,300	151,183
Rosetta Resources, Inc.*	5,200	95,368
Stone Energy Corp.*	5,000	200,050
Swift Energy Co.*	7,300	298,716
		1,648,989
Paper & Forest Products (0.1%)
Potlatch Corp.	3,100	139,593
Personal Products (0.2%)
Elizabeth Arden, Inc.*	7,300	196,808
Pharmaceuticals (0.7%)
American Oriental Bioengineering, Inc.*	11,000	122,650
MGI Pharma, Inc.*	1,600	44,448
Par Pharmaceutical Cos, Inc.*	6,500	120,640
Pharmion Corp.*	5,500	253,770
Salix Pharmaceuticals, Ltd.*§	3,600	44,712
Sciele Pharma, Inc.*	5,600	145,712
		731,932
Real Estate (1.0%)
Alexandria Real Estate Equities, Inc.	400	38,504
Anthracite Capital, Inc.	6,900	62,790
Arbor Realty Trust, Inc.§	1,600	30,224

	Number of Shares	Value

COMMON STOCKS
United States
Real Estate
Avatar Holdings, Inc.*§	600	$29,958
Colonial Properties Trust	1,100	37,730
Crystal River Capital, Inc.§	1,300	21,853
Digital Realty Trust, Inc.	3,900	153,621
Entertainment Properties Trust§	2,900	147,320
FelCor Lodging Trust, Inc.	4,700	93,671
First Industrial Realty Trust, Inc.§	900	34,983
Gramercy Capital Corp.	700	17,619
Highwoods Properties, Inc.	1,100	40,337
Mid-America Apartment Communities, Inc.	1,500	74,775
National Health Investors, Inc.§	1,900	58,729
National Retail Properties, Inc.	2,400	58,512
Newcastle Investment Corp.§	1,000	17,620
Pennsylvania Real Estate Investment Trust	1,000	38,940
Realty Income Corp.	1,400	39,130
		996,316
Road & Rail (0.1%)
Kansas City Southern*§	1,800	57,906
Pacer International, Inc.§	2,900	55,245
		113,151
Semiconductor Equipment & Products (1.6%)
Advanced Energy Industries, Inc.*	12,200	184,220
Amkor Technology, Inc.*§	17,700	203,904
Asyst Technologies, Inc.*	4,200	22,218
Cymer, Inc.*	4,500	172,755
Mattson Technology, Inc.*	10,700	92,555
MKS Instruments, Inc.*	3,200	60,864
Monolithic Power Systems, Inc.*	800	20,320
OmniVision Technologies, Inc.*§	4,300	97,739
ON Semiconductor Corp.*§	6,200	77,872
Photronics, Inc.*	3,300	37,653
Semtech Corp.*§	7,900	161,792
SiRF Technology Holdings, Inc.*	2,000	42,700
Varian Semiconductor Equipment Associates, Inc.*	3,650	195,348
Zoran Corp.*	13,800	278,760
		1,648,700
Software (1.0%)
Ansoft Corp.*	1,200	39,576
Aspen Technology, Inc.*§	14,900	213,368
FARO Technologies, Inc.*	1,100	48,565
Informatica Corp.*§	7,000	109,900
Jack Henry & Associates, Inc.	2,900	74,994
Progress Software Corp.*	3,400	103,020
SPSS, Inc.*§	2,900	119,306
VASCO Data Security International, Inc.*§	7,000	247,170
		955,899
Specialty Retail (0.8%)
Aeropostale, Inc.*	12,200	232,532
Buckle, Inc.	1,100	41,734
Charlotte Russe Holding, Inc.*§	6,500	95,160
Collective Brands, Inc.*§	1,500	33,090
Conn’s, Inc.*§	1,500	35,835
Gymboree Corp.*	2,600	91,624
Jos. A. Bank Clothiers, Inc.*§	3,000	100,260
Men’s Wearhouse, Inc.	1,600	80,832
Rent-A-Center, Inc.*	2,200	39,886
		750,953
Textiles & Apparel (0.6%)
Crocs, Inc.*	1,400	94,150
Deckers Outdoor Corp.*§	1,000	109,800

	Number of Shares	Value

COMMON STOCKS
United States
Textiles & Apparel
Fossil, Inc.*	2,700	$100,872
Oxford Industries, Inc.	2,300	83,076
Steven Madden, Ltd.§	3,500	66,325
True Religion Apparel, Inc.*	1,100	19,360
Warnaco Group, Inc.*	3,700	144,559
		618,142
Tobacco (0.2%)
Universal Corp.§	1,600	78,320
Vector Group, Ltd.§	5,985	134,124
		212,444
Wireless Telecommunication Services (0.4%)
NTELOS Holdings Corp.	3,700	109,002
Syniverse Holdings, Inc.*	10,500	166,950
USA Mobility, Inc.*	6,400	107,968
		383,920
TOTAL UNITED STATES		38,146,907
TOTAL COMMON STOCKS (Cost $85,693,192)		96,168,913
PREFERRED STOCK (2.3%)
Germany (2.3%)
Healthcare Equipment & Supplies (2.3%)
Draegerwerk AG (Cost $1,540,403)	26,000	2,383,032
SHORT-TERM INVESTMENTS (29.8%)
State Street Navigator Prime Portfolio§§	28,707,494	28,707,494

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$1,243	1,243,000
TOTAL SHORT-TERM INVESTMENTS (Cost $29,950,494)		29,950,494

TOTAL INVESTMENTS AT VALUE (127.8%) (Cost $117,184,089)		128,502,439

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.8%)		(27,990,241)

NET ASSETS (100.0%)		$100,512,198

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $117,184,089, $21,749,828, $(10,431,478) and $11,318,350, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Mid-Cap Core Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.1%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*§	800	$87,440
Goodrich Corp.§	3,200	218,336
L-3 Communications Holdings, Inc.	900	91,926
Precision Castparts Corp.§	2,000	295,960
		693,662
Airlines (0.3%)
AMR Corp.*§	900	20,061
Continental Airlines, Inc. Class B*§	900	29,727
US Airways Group, Inc.*§	900	23,625
		73,413
Auto Components (1.2%)
ArvinMeritor, Inc.§	3,200	53,824
BorgWarner, Inc.	1,400	128,142
Lear Corp.*	4,700	150,870
		332,836
Banks (2.6%)
Bank of Hawaii Corp.§	1,300	68,705
Cathay General Bancorp§	1,200	38,652
City National Corp.§	1,000	69,510
Colonial BancGroup, Inc.§	1,200	25,944
Downey Financial Corp.	500	29,084
East West Bancorp, Inc.§	1,500	53,940
Huntington Bancshares, Inc.§	1,700	28,866
KeyCorp	2,200	71,126
M&T Bank Corp.	300	31,035
Marshall & Ilsley Corp.	300	13,165
Northern Trust Corp.	1,300	86,151
Sovereign Bancorp, Inc.	1,700	28,975
SVB Financial Group*§	1,400	66,304
Synovus Financial Corp.§	1,000	28,050
Webster Financial Corp.	1,400	59,327
Zions Bancorporation	600	41,202
		740,036
Beverages (0.8%)
Hansen Natural Corp.*§	1,700	96,356
Pepsi Bottling Group, Inc.	2,300	85,491
PepsiAmericas, Inc.§	1,400	45,416
		227,263
Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc.*	700	45,663
BioMarin Pharmaceutical, Inc.*	1,800	44,811
Cephalon, Inc.*§	1,600	116,896
Charles River Laboratories International, Inc.*	1,600	89,757
Gen-Probe, Inc.*	1,200	79,896
IDEXX Laboratories, Inc.*	200	21,918
Invitrogen Corp.*§	2,500	204,325
		603,266
Building Products (0.2%)
Crane Co.§	1,200	57,564

Chemicals (5.0%)
Air Products and Chemicals, Inc.§	600	58,656
Albemarle Corp.	1,800	79,560
Ashland, Inc.§	500	30,105
Celanese Corp. Class A	5,800	226,084
FMC Corp.§	4,100	213,282

	Number of Shares	Value

COMMON STOCKS
Chemicals
Lubrizol Corp.	3,900	$253,734
Mosaic Co.*	5,500	294,360
Olin Corp.§	7,000	156,660
PPG Industries, Inc.	400	30,252
RPM International, Inc.	2,800	67,060
		1,409,753
Commercial Services & Supplies (4.7%)
Apollo Group, Inc. Class A*§	2,400	144,360
Career Education Corp.*§	2,200	61,578
Convergys Corp.*	1,600	27,776
CSG Systems International, Inc.*§	2,500	53,125
Deluxe Corp.	2,800	103,152
DeVry, Inc.	2,200	81,422
DST Systems, Inc.*§	1,600	137,296
Dun & Bradstreet Corp.	1,500	147,915
ITT Educational Services, Inc.*§	800	97,352
Manpower, Inc.	900	57,915
Republic Services, Inc.	4,900	160,279
Sotheby’s§	3,400	162,486
Strayer Education, Inc.§	400	67,452
Total System Services, Inc.§	1,100	30,558
		1,332,666
Communications Equipment (1.7%)
ADC Telecommunications, Inc.*	3,600	70,833
Ciena Corp.*	800	30,473
CommScope, Inc.*§	2,000	100,480
Harris Corp.	2,800	161,812
Juniper Networks, Inc.*§	2,400	87,864
Plantronics, Inc.	1,200	34,327
		485,789
Computers & Peripherals (1.4%)
Lexmark International, Inc. Class A*§	700	29,071
NCR Corp.*	600	29,606
Network Appliance, Inc.*§	1,000	26,910
NVIDIA Corp.*	1,950	70,668
Seagate Technology§	1,100	28,138
Western Digital Corp.*§	8,800	222,816
		407,209
Construction & Engineering (2.1%)
Dycom Industries, Inc.*	1,500	46,111
Fluor Corp.	1,000	143,980
Jacobs Engineering Group, Inc.*§	2,800	211,624
McDermott International, Inc.*	2,700	146,016
Shaw Group, Inc.*	1,000	58,137
		605,868
Containers & Packaging (0.4%)
Packaging Corp. of America	4,100	119,187

Diversified Financials (2.8%)
AmeriCredit Corp.*§	1,200	21,096
Ameriprise Financial, Inc.	1,000	63,110
CIT Group, Inc.§	2,200	88,440
Eaton Vance Corp.§	4,500	179,820
Federated Investors, Inc. Class B	1,600	63,520
GFI Group, Inc.*§	300	25,836
Greenhill & Company, Inc.§	500	30,525
Janus Capital Group, Inc.§	2,000	56,560
Lazard, Ltd. Class A§	700	29,680
Nasdaq Stock Market, Inc.*	3,800	143,184

	Number of Shares	Value

COMMON STOCKS
Diversified Financials
SEI Investments Co.§	3,100	$84,568
		786,339
Diversified Telecommunication Services (0.8%)
CenturyTel, Inc.	600	27,732
Cincinnati Bell, Inc.*§	17,600	86,944
Embarq Corp.§	900	50,040
Qwest Communications International, Inc.*§	6,500	59,540
		224,256
Electric Utilities (4.8%)
Alliant Energy Corp.	4,200	160,944
CenterPoint Energy, Inc.§	8,500	136,255
Constellation Energy Group§	1,600	137,264
Edison International§	2,000	110,900
Entergy Corp.	1,400	151,606
Mirant Corp.*	3,400	138,312
NRG Energy, Inc.*§	3,500	148,015
Pepco Holdings, Inc.	2,600	70,408
PG&E Corp.§	3,000	143,400
PNM Resources, Inc.§	1,900	44,232
PPL Corp.	1,500	69,450
Reliant Energy, Inc.*	2,700	69,120
		1,379,906
Electrical Equipment (1.9%)
Energizer Holdings, Inc.*§	2,400	266,040
Hubbell, Inc. Class B	1,400	79,968
Thomas & Betts Corp.*	3,300	193,512
		539,520
Electronic Equipment & Instruments (4.3%)
Amphenol Corp. Class A	2,900	115,304
Arrow Electronics, Inc.*	3,700	157,324
Avnet, Inc.*	7,200	286,992
AVX Corp.	900	14,522
Intersil Corp. Class A	3,300	110,319
Mettler-Toledo International, Inc.*	600	61,200
Tech Data Corp.*	2,100	84,186
Varian, Inc.*	2,600	165,386
Vishay Intertechnology, Inc.*	5,000	65,150
Waters Corp.*	2,300	153,916
		1,214,299
Energy Equipment & Services (5.8%)
BJ Services Co.§	2,100	55,755
Cameron International Corp.*§	3,300	304,557
Diamond Offshore Drilling, Inc.	300	34,093
Dresser-Rand Group, Inc.*§	800	34,168
ENSCO International, Inc.§	2,600	145,860
FMC Technologies, Inc.*§	3,100	178,746
Global Industries, Ltd.*	2,300	59,248
GlobalSantaFe Corp.	800	60,816
Grant Prideco, Inc.*	3,000	163,560
National-Oilwell Varco, Inc.*	1,500	216,750
Noble Corp.	1,200	58,860
Oceaneering International, Inc.*	400	30,320
Pride International, Inc.*	4,000	146,200
Superior Energy Services, Inc.*§	3,400	120,496
Unit Corp.*§	600	29,040
		1,638,469
Food Products (0.7%)
Corn Products International, Inc.	1,200	55,044

	Number of Shares	Value

COMMON STOCKS
Food Products
Dean Foods Co.	1,100	$28,152
Herbalife, Ltd.	600	27,276
Hormel Foods Corp.	1,800	64,455
Tyson Foods, Inc. Class A§	1,500	26,775
		201,702
Gas Utilities (1.7%)
Atmos Energy Corp.	1,000	28,320
Energen Corp.	2,500	142,800
MDU Resources Group, Inc.§	4,400	122,496
Nicor, Inc.§	700	30,030
ONEOK, Inc.	3,100	146,940
		470,586
Healthcare Equipment & Supplies (4.5%)
Beckman Coulter, Inc.§	1,500	110,640
Dade Behring Holdings, Inc.	400	30,559
DENTSPLY International, Inc.	3,800	158,232
Hologic, Inc.*§	3,900	237,900
Intuitive Surgical, Inc.*	1,800	414,000
Kinetic Concepts, Inc.*§	900	50,652
Ventana Medical Systems, Inc.*	3,200	274,912
		1,276,895
Healthcare Providers & Services (4.0%)
AmerisourceBergen Corp.	600	27,198
Apria Healthcare Group, Inc.*§	4,300	111,843
Covance, Inc.*§	1,500	116,850
Coventry Health Care, Inc.*§	2,400	149,304
Express Scripts, Inc.*§	3,800	212,116
Humana, Inc.*	2,100	146,748
Laboratory Corporation of America Holdings*	300	23,469
LifePoint Hospitals, Inc.*	1,400	42,031
VCA Antech, Inc.*	2,100	87,675
WellCare Health Plans, Inc.*§	2,200	231,946
		1,149,180
Hotels, Restaurants & Leisure (0.9%)
Brinker International, Inc.	2,700	74,088
CBRL Group, Inc.	600	24,459
Darden Restaurants, Inc.	700	29,302
Jack in the Box, Inc.*	400	25,936
Wendy’s International, Inc.	900	31,419
Wynn Resorts, Ltd.§	200	31,512
Yum! Brands, Inc.§	800	27,064
		243,780
Household Durables (0.4%)
American Greetings Corp. Class A	1,400	36,960
Blyth, Inc.	1,300	26,510
Tupperware Brands Corp.§	1,600	50,384
		113,854
Industrial Conglomerates (1.3%)
KBR, Inc.*§	7,600	294,652
Teleflex, Inc.	1,000	77,920
		372,572
Insurance (6.2%)
Allied World Assurance Holdings, Ltd.	300	15,583
Ambac Financial Group, Inc.	500	31,533
American Financial Group, Inc.§	3,700	105,524
Arch Capital Group, Ltd.*	600	44,646

	Number of Shares	Value

COMMON STOCKS
Insurance
Assurant, Inc.	1,100	$58,850
Axis Capital Holdings, Ltd.§	1,900	73,929
CNA Financial Corp.§	2,500	98,300
Conseco, Inc.*	1,800	28,683
Endurance Specialty Holdings, Ltd.§	400	16,620
Everest Re Group, Ltd.§	2,100	231,504
Fidelity National Financial, Inc. Class A	1,600	27,971
HCC Insurance Holdings, Inc.§	4,500	128,880
Leucadia National Corp.§	2,300	110,906
MGIC Investment Corp.	900	29,079
Nationwide Financial Services, Inc. Class A§	1,700	91,494
PartnerRe, Ltd.§	600	47,394
PMI Group, Inc.§	3,000	98,100
Radian Group, Inc.§	3,400	79,152
RenaissanceRe Holdings, Ltd.§	700	45,787
SAFECO Corp.§	500	30,610
Torchmark Corp.	400	24,928
Transatlantic Holdings, Inc.	600	42,198
W.R. Berkley Corp.	6,900	204,447
XL Capital, Ltd. Class A§	1,300	102,960
		1,769,078
Internet & Catalog Retail (0.1%)
NutriSystem, Inc.*§	600	28,134

Internet Software & Services (0.6%)
McAfee, Inc.*§	4,200	146,454
ValueClick, Inc.*§	1,100	24,706
		171,160
IT Consulting & Services (0.1%)
Computer Sciences Corp.*§	500	27,950

Leisure Equipment & Products (0.2%)
Hasbro, Inc.§	1,000	27,880
Polaris Industries, Inc.§	600	26,172
		54,052
Machinery (5.9%)
AGCO Corp.*§	5,200	264,004
Cummins, Inc.	2,200	281,358
Eaton Corp.	1,500	148,560
Harsco Corp.§	2,000	118,540
Ingersoll-Rand Company, Ltd. Class A	1,100	59,917
Kennametal, Inc.	1,000	83,980
Lincoln Electric Holdings, Inc.	1,000	77,610
Manitowoc Company, Inc.	5,600	247,968
Parker Hannifin Corp.	1,300	145,379
SPX Corp.	1,400	129,584
Terex Corp.*§	1,400	124,628
		1,681,528
Marine (0.5%)
Overseas Shipholding Group, Inc.§	1,800	138,294

Media (0.9%)
EchoStar Communications Corp. Class A*§	1,900	88,939
Getty Images, Inc.*§	800	22,272
Interpublic Group of Companies, Inc.*§	2,700	28,026
Liberty Media Corp. - Capital Series A*	500	62,415
Scholastic Corp.*§	1,500	52,290
		253,942

	Number of Shares	Value

COMMON STOCKS
Metals & Mining (3.7%)
Cleveland-Cliffs, Inc.§	4,300	$378,271
Freeport-McMoRan Copper & Gold, Inc.§	2,300	241,247
Steel Dynamics, Inc.§	2,900	135,430
United States Steel Corp.	2,700	286,038
		1,040,986
Multi-Utilities (0.2%)
NiSource, Inc.	2,800	53,592

Multiline Retail (1.1%)
Big Lots, Inc.*§	2,700	80,568
BJ’s Wholesale Club, Inc.*§	1,500	49,740
Dollar Tree Stores, Inc.*	3,000	121,620
J.C. Penney Company, Inc.§	900	57,033
		308,961
Oil & Gas (5.8%)
Chesapeake Energy Corp.§	1,700	59,942
Cimarex Energy Co.§	2,700	100,575
Frontier Oil Corp.§	4,500	187,380
Hess Corp.	2,300	153,019
Holly Corp.	1,200	71,796
Murphy Oil Corp.§	1,400	97,846
Noble Energy, Inc.§	8,600	602,344
Plains Exploration & Production Co.*§	2,500	110,550
St. Mary Land & Exploration Co.	800	28,508
Sunoco, Inc.	1,000	70,780
Tesoro Corp.§	1,800	82,836
W&T Offshore, Inc.§	3,600	87,768
		1,653,344
Personal Products (0.5%)
NBTY, Inc.*§	3,200	129,920

Pharmaceuticals (1.0%)
Forest Laboratories, Inc.*	800	29,832
Mylan, Inc.	1,800	28,834
Par Pharmaceutical Cos, Inc.*§	2,900	53,824
Pharmion Corp.*	900	41,447
Watson Pharmaceuticals, Inc.*§	4,500	145,800
		299,737
Real Estate (2.7%)
Brandywine Realty Trust	1,100	27,847
CB Richard Ellis Group, Inc. Class A*§	1,100	30,624
CBL & Associates Properties, Inc.§	1,200	42,060
Colonial Properties Trust	800	27,440
Developers Diversified Realty Corp.	500	27,935
First Industrial Realty Trust, Inc.§	700	27,209
Hospitality Properties Trust	1,600	65,040
Host Hotels & Resorts, Inc.§	2,500	56,100
HRPT Properties Trust	2,900	28,654
Jones Lang LaSalle, Inc.§	1,200	123,312
Liberty Property Trust	2,200	88,462
ProLogis	1,100	72,985
Realty Income Corp.	1,000	27,950
Thornburg Mortgage, Inc.§	3,400	43,690
Weingarten Realty Investors§	1,800	74,628
		763,936

	Number of Shares	Value

COMMON STOCKS
Road & Rail (0.1%)
YRC Worldwide, Inc.*§	1,500	$40,980

Semiconductor Equipment & Products (2.8%)
Lam Research Corp.*	4,400	234,344
Maxim Integrated Products, Inc.	1,800	52,830
National Semiconductor Corp.§	4,900	132,888
Novellus Systems, Inc.*§	2,100	57,246
ON Semiconductor Corp.*§	11,400	143,184
RF Micro Devices, Inc.*	4,200	28,359
Semtech Corp.*§	4,300	88,064
Teradyne, Inc.*§	4,600	63,480
		800,395
Software (1.9%)
Autodesk, Inc.*	2,900	144,913
BMC Software,Inc.*	2,000	62,460
Cerner Corp.*§	1,500	89,715
Jack Henry & Associates, Inc.§	1,900	49,134
Salesforce.com, Inc.*	1,100	56,502
Synopsys, Inc.*	5,000	135,400
		538,124
Specialty Retail (3.6%)
Abercrombie & Fitch Co. Class A§	800	64,560
Advance Auto Parts, Inc.	1,700	57,173
Aeropostale, Inc.*	6,900	131,514
American Eagle Outfitters, Inc.§	2,450	64,460
AnnTaylor Stores Corp.*	1,500	47,505
AutoZone, Inc.*	200	23,143
Barnes & Noble, Inc.§	1,200	42,312
Collective Brands, Inc.*	1,600	35,296
GameStop Corp. Class A*§	4,800	270,480
Men’s Wearhouse, Inc.§	2,000	101,040
RadioShack Corp.§	2,700	55,782
Rent-A-Center, Inc.*	1,600	29,001
Tiffany & Co.	600	31,320
TJX Companies, Inc.	1,000	29,112
United Rentals, Inc.*	1,200	38,887
		1,021,585
Textiles & Apparel (1.0%)
Coach, Inc.*	700	33,089
Crocs, Inc.*	700	47,075
Fossil, Inc.*§	700	26,152
Guess?, Inc.	600	29,497
Jones Apparel Group, Inc.	1,400	29,636
Phillips-Van Heusen Corp.§	1,300	68,224
Warnaco Group, Inc.*	1,100	42,977
		276,650
Tobacco (0.7%)
Loews Corp. Carolina Group	1,400	115,122
Universal Corp.§	500	24,475
UST, Inc.§	1,400	69,440
		209,037
Trading Companies & Distributors (0.6%)
Fastenal Co.	3,700	168,017

Water Utilities (0.2%)
Aqua America, Inc.§	3,100	70,308

Wireless Telecommunication Services (0.9%)
Telephone & Data Systems, Inc.	2,600	173,550

	Number of Shares	Value

COMMON STOCKS
Wireless Telecommunication Services
United States Cellular Corp.*	900	$88,380
		261,930
TOTAL COMMON STOCKS (Cost $25,880,932)		28,461,510

SHORT-TERM INVESTMENT (27.3%)
State Street Navigator Prime Portfolio§§ (Cost $7,776,079)	7,776,079	7,776,079

TOTAL INVESTMENTS AT VALUE (127.4%) (Cost $33,657,011)		36,237,589

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.4%)		(7,800,188)

NET ASSETS (100.0%)		$28,437,401

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $33,657,011, $3,114,518, $(533,940) and $2,580,578, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders.  This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Commodity Return Strategy Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value
COMMERCIAL PAPER (4.3%)
ASSET BACKED (4.3%)
$900	Bavaria Universal Funding	(A-1, P-1)	11/05/07	5.382	$895,354
300	Belmont Funding LLC	(A-1, P-1)	10/05/07	5.380	299,822
700	Foxboro Funding, Ltd.	(A-1+, P-1)	11/01/07	5.395	696,793
TOTAL COMMERCIAL PAPER (Cost $1,891,969)					1,891,969

MORTGAGE BACKED SECURITIES (33.7%)
5,000	Brunel Residential Mortgage Securities, Series 2007-1A, Class A3#	(AAA, Aaa)	01/13/08	5.793	4,987,500
4,886	Paragon Mortgages PLC, Series 14A, Class A1#	(AAA, Aaa)	12/17/07	5.753	4,888,137
5,000	Pendeford Master Issuer PLC, Series 2007-1A, Class 1A#	(A-1+, P-1)	02/12/08	5.796	4,984,375
TOTAL MORTGAGE BACKED SECURITIES (Cost $14,886,155)					14,860,012

STRUCTURED NOTES (37.5%)
1,000	AIG: Commodity Index Linked Notes#	(A-1+, P-1)	11/01/07	5.210	1,146,460
7,000	Commonwealth Bank of Australia: Commodity Index Linked Notes#	(AAA, Aaa)	02/07/08	4.980	9,015,860
4,500	IXIS: Commodity Index Linked Notes#	(A-1+, P-1)	11/05/07	5.106	6,378,660
TOTAL STRUCTURED NOTES (Cost $12,500,000)					16,540,980

UNITED STATES AGENCY OBLIGATIONS (13.8%)
10	Fannie Mae Discount Notes	(AAA, Aaa)	10/24/07	4.680	9,967
500	Fannie Mae Discount Notes	(AAA, Aaa)	12/05/07	4.653	495,978
500	Federal Farm Credit Discount Notes	(AAA, Aaa)	11/02/07	4.669	497,978
700	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/05/07	4.672	699,631
825	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/15/07	4.672	823,524
1,193	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/24/07	4.683	1,189,488
1,375	Federal Home Loan Bank Discount Notes	(AAA, Aaa)	10/26/07	4.655	1,370,646
1,000	Freddie Mac Discount Notes	(AAA, Aaa)	11/19/07	4.617	993,589
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $6,080,580)					6,080,801

VARIABLE RATE CORPORATE OBLIGATION (6.8%)
Diversified Financials (6.8%)
3,000	Whitehawk CDO Funding, Ltd., Series 2004-1A, Class A1J# (Cost $3,000,000)	(AAA, Aaa)	12/15/08	5.744	2,994,600

SHORT-TERM INVESTMENT (1.2%)
508	State Street Bank and Trust Co. Euro Time Deposit (Cost $508,000)		10/01/07	3.600	508,000

Number of Shares
WHOLLY-OWNED SUBSIDIARY (2.3%)
100,000	Credit Suisse Cayman Commodity Fund II, Ltd. (Cost $1,000,000)	1,024,320

TOTAL INVESTMENTS AT VALUE (99.6%) (Cost $39,866,704)		43,900,682

OTHER ASSETS IN EXCESS OF LIABILITIES (0.4%)		187,041

NET ASSETS (100.0%)		$44,087,723

OPEN FUTURES CONTRACTS

	Number of	Expiration	Contract	Contract	Unrealized
Futures Contract	Contracts	Date	Amount	Value	Appreciation
US Treasury 2
Year Notes Futures	50	12/31/07	$10,311,492	$10,352,344	$40,852

US Treasury 10
Year Notes Futures	(30)	12/31/07	$(3,261,568)	$(3,278,438)	$(16,870)

			$7,049,924	$7,073,906	$23,982

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
#	Variable rate obligations — The interest rate shown is the rate as of September 30, 2007.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Swap contracts are generally valued at a price at which the counterparty to such contract would repurchase the instrument or terminate the contract. Securities, options, futures contracts and other assets (including swap and structured note agreements), for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost - At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $39,866,704, $4,067,503, $(33,525) and $4,033,978, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Small Cap Core I Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (100.0%)
Aerospace & Defense (1.6%)
Cubic Corp.	59,200	$2,496,464
Curtiss-Wright Corp.	66,100	3,139,750
		5,636,214
Air Freight & Couriers (0.2%)
Hub Group, Inc. Class A*	25,000	750,750

Airlines (0.4%)
ExpressJet Holdings, Inc.*§	33,700	104,133
Republic Airways Holdings, Inc.*	8,700	184,179
SkyWest, Inc.§	42,300	1,064,691
		1,353,003
Auto Components (1.0%)
Accuride Corp.*	51,700	626,087
American Axle & Manufacturing Holdings, Inc.§	29,600	747,400
Cooper Tire & Rubber Co.§	42,000	1,024,800
Lear Corp.*	32,600	1,046,460
		3,444,747
Banks (5.6%)
1st Source Corp.§	7,900	180,910
BankUnited Financial Corp. Class A§	38,500	598,290
Boston Private Financial Holdings, Inc.	28,300	787,872
Cathay General Bancorp§	21,300	686,073
Central Pacific Financial Corp.§	27,700	808,840
Citizens Republic Bancorp, Inc.§	18,100	291,591
Community Bank System, Inc.§	26,900	525,088
Corus Bankshares, Inc.§	20,800	270,816
Downey Financial Corp.§	11,400	658,920
East West Bancorp, Inc.§	56,100	2,017,356
First BanCorp.	72,200	685,900
FirstFed Financial Corp.*§	8,500	421,175
Hanmi Financial Corp.§	36,400	563,836
Nara Bancorp, Inc.§	22,700	354,574
Pacific Capital Bancorp	13,200	347,160
PFF Bancorp, Inc.§	10,600	162,604
Prosperity Bancshares, Inc.§	51,700	1,714,372
Provident Bankshares Corp.	25,200	789,516
South Financial Group, Inc.§	42,300	961,902
Sterling Bancshares, Inc.§	75,250	858,602
Sterling Financial Corp.§	43,600	1,173,276
Susquehanna Bancshares, Inc.§	40,400	812,040
Trustmark Corp.§	6,800	190,672
Umpqua Holdings Corp.§	70,600	1,412,706
United Community Banks, Inc.§	31,500	772,380
Whitney Holding Corp.§	40,900	1,078,942
Wilshire Bancorp, Inc.§	45,000	493,650
		19,619,063
Beverages (0.5%)
Boston Beer Company, Inc. Class A*§	35,200	1,712,832

Biotechnology (1.5%)
BioCryst Pharmaceuticals, Inc.*	30,100	217,322
BioMarin Pharmaceutical, Inc.*§	30,700	764,430
Isis Pharmaceuticals, Inc.*§	26,500	396,705
LifeCell Corp.*§	20,400	766,428
Regeneron Pharmaceuticals, Inc.*§	40,100	713,780
Savient Pharmaceuticals, Inc.*§	59,800	870,090
Seattle Genetics, Inc.*	31,300	351,812

	Number of Shares	Value

COMMON STOCKS
Biotechnology
ViroPharma, Inc.*§	127,300	$1,132,970
		5,213,537
Building Products (0.3%)
Apogee Enterprises, Inc.	17,300	448,762
Drew Industries, Inc.*§	12,200	496,296
		945,058
Chemicals (2.2%)
CF Industries Holdings, Inc.	32,400	2,459,484
H.B. Fuller Co.	60,700	1,801,576
Olin Corp.	32,200	720,636
OM Group, Inc.*	33,800	1,784,978
W.R. Grace & Co.*§	29,500	792,370
		7,559,044
Commercial Services & Supplies (3.1%)
Advance America Cash Advance Centers, Inc.§	14,000	149,380
Atlas Air Worldwide Holdings, Inc.*§	13,400	691,842
CPI Corp.§	3,500	134,820
CSG Systems International, Inc.*	29,600	629,000
Deluxe Corp.	23,300	858,372
DeVry, Inc.	48,700	1,802,387
DynCorp International, Inc. Class A*	48,500	1,120,835
FactSet Research Systems, Inc.§	23,200	1,590,360
HMS Holdings Corp.*	7,100	174,731
Integrated Electrical Services, Inc.*§	21,900	560,859
Labor Ready, Inc.*§	28,900	534,939
Pre-Paid Legal Services, Inc.*	5,000	277,300
Sotheby’s	23,200	1,108,728
Spherion Corp.*	37,100	306,446
Strayer Education, Inc.	5,300	893,739
		10,833,738
Communications Equipment (1.6%)
Arris Group, Inc.*	135,200	1,669,720
C-COR, Inc.*	63,500	729,615
Comtech Group, Inc.*	10,300	187,563
Comtech Telecommunications Corp.*	43,100	2,305,419
CPI International, Inc.*§	19,932	378,907
Plantronics, Inc.	12,200	348,310
		5,619,534
Computers & Peripherals (0.4%)
Immersion Corp.*	22,100	361,998
Novatel Wireless, Inc.*§	52,400	1,186,860
		1,548,858
Construction & Engineering (2.3%)
EMCOR Group, Inc.*	84,300	2,643,648
Perini Corp.*	16,800	939,624
Shaw Group, Inc.*	47,200	2,742,320
URS Corp.*	25,800	1,456,410
Washington Group International, Inc.*	4,000	351,240
		8,133,242
Containers & Packaging (0.7%)
AptarGroup, Inc.	33,000	1,249,710
Rock-Tenn Co. Class A	46,700	1,349,630
		2,599,340
Diversified Financials (1.9%)
Cash America International, Inc.	9,200	345,920

	Number of Shares	Value

COMMON STOCKS
Diversified Financials
EZCORP, Inc. Class A*	13,600	$182,920
GAMCO Investors, Inc. Class A	7,000	383,600
GFI Group, Inc.*§	9,200	792,304
Greenhill & Company, Inc.§	5,800	354,090
Investment Technology Group, Inc.*	25,900	1,113,182
MCG Capital Corp.§	56,900	818,791
optionsXpress Holdings, Inc.§	29,200	763,288
Portfolio Recovery Associates, Inc.§	30,500	1,618,635
SWS Group, Inc.§	15,249	269,755
		6,642,485
Electric Utilities (1.7%)
Black Hills Corp.§	32,700	1,341,354
Central Vermont Public Service Corp.§	18,100	661,374
Cleco Corp.§	34,600	874,342
El Paso Electric Co.*	47,400	1,096,362
PNM Resources, Inc.	15,400	358,512
Portland General Electric Co.	38,000	1,056,400
Unisource Energy Corp.	22,800	681,492
		6,069,836
Electrical Equipment (1.7%)
Acuity Brands, Inc.	38,400	1,938,432
Belden, Inc.§	33,700	1,580,867
Encore Wire Corp.	11,900	299,047
Regal-Beloit Corp.§	12,400	593,836
Superior Essex, Inc.*	10,200	380,256
Woodward Governor Co.	17,800	1,110,720
		5,903,158
Electronic Equipment & Instruments (5.7%)
Analogic Corp.	21,000	1,338,960
Anixter International, Inc.*§	26,000	2,143,700
Checkpoint Systems, Inc.*	25,800	680,862
Coherent, Inc.*	18,200	583,856
FLIR Systems, Inc.*§	54,200	3,002,138
Greatbatch, Inc.*§	31,600	840,244
Intevac, Inc.*	18,300	278,160
LoJack Corp.*§	57,700	1,093,992
Methode Electronics, Inc.§	86,100	1,295,805
MTS Systems Corp.	10,700	445,120
Park Electrochemical Corp.	24,200	812,636
Plexus Corp.*	57,700	1,580,980
Rofin-Sinar Technologies, Inc.*	15,000	1,053,150
Technitrol, Inc.	26,500	714,175
Trimble Navigation, Ltd.*	72,400	2,838,804
TTM Technologies, Inc.*	24,600	284,622
Varian, Inc.*	16,500	1,049,565
		20,036,769
Energy Equipment & Services (5.4%)
Allis-Chalmers Energy, Inc.*§	27,600	522,744
Atwood Oceanics, Inc.*	38,600	2,955,216
Basic Energy Services, Inc.*§	23,900	502,378
Complete Production Services, Inc.*	23,200	475,136
Dawson Geophysical Co.*§	21,000	1,627,710
Dril-Quip, Inc.*	14,200	700,770
Grey Wolf, Inc.*§	50,900	333,395
Gulf Island Fabrication, Inc.	11,500	441,485
GulfMark Offshore, Inc.*§	7,300	355,218
Hercules Offshore, Inc.*	13,200	344,652
Lufkin Industries, Inc.§	21,400	1,177,428
NATCO Group, Inc. Class A*	10,700	553,725
Oceaneering International, Inc.*	33,600	2,546,880

	Number of Shares	Value

COMMON STOCKS
Energy Equipment & Services
Oil States International, Inc.*§	40,300	$1,946,490
Parker Drilling Co.*§	45,600	370,272
SEACOR Holdings, Inc.*§	13,800	1,312,380
Unit Corp.*	28,300	1,369,720
W-H Energy Services, Inc.*	18,700	1,379,125
		18,914,724
Food & Drug Retailing (3.0%)
Casey’s General Stores, Inc.	42,300	1,171,710
Central European Distribution Corp.*§	34,900	1,672,059
Flowers Foods, Inc.	54,950	1,197,910
Longs Drug Stores Corp.	37,700	1,872,559
Nash Finch Co.§	27,500	1,095,325
Performance Food Group Co.*	22,000	662,860
Terra Industries, Inc.*§	81,400	2,544,564
Village Super Market, Inc. Class A§	3,396	176,592
		10,393,579
Food Products (2.5%)
Cal-Maine Foods, Inc.§	42,900	1,082,796
Corn Products International, Inc.	103,100	4,729,197
Sanderson Farms, Inc.§	43,300	1,804,311
USANA Health Sciences, Inc.*§	21,800	953,750
		8,570,054
Gas Utilities (3.3%)
Atmos Energy Corp.	65,600	1,857,792
Energen Corp.	81,600	4,660,992
Southern Union Co.	77,000	2,395,470
Southwest Gas Corp.	27,000	763,830
UGI Corp.	64,200	1,667,916
		11,346,000
Healthcare Equipment & Supplies (6.1%)
Align Technology, Inc.*	14,100	357,153
ArthroCare Corp.*§	55,800	3,118,662
Haemonetics Corp.*	28,400	1,403,528
Hologic, Inc.*§	64,700	3,946,700
Immucor, Inc.*	72,400	2,588,300
Integra LifeSciences Holdings*§	8,300	403,214
Meridian Bioscience, Inc.§	104,449	3,166,894
Noven Pharmaceuticals, Inc.*	15,800	251,694
Quidel Corp.*	28,000	547,680
Respironics, Inc.*	59,600	2,862,588
Ventana Medical Systems, Inc.*	31,800	2,731,938
		21,378,351
Healthcare Providers & Services (3.6%)
Alliance Imaging, Inc.*§	45,400	411,324
Amedisys, Inc.*§	36,732	1,411,243
Amerigroup Corp.*	63,100	2,175,688
AmSurg Corp.*	17,700	408,339
Apria Healthcare Group, Inc.*	19,600	509,796
Gentiva Health Services, Inc.*	16,700	320,807
Matria Healthcare, Inc.*§	13,300	347,928
MedCath Corp.*	20,700	568,422
Molina Healthcare, Inc.*§	28,000	1,015,560
Omnicell, Inc.*	42,800	1,221,512
PARAXEL International Corp.*	25,000	1,031,750
Pediatrix Medical Group, Inc.*	32,500	2,126,150
Sun Healthcare Group, Inc.*	22,800	380,988
Sunrise Senior Living, Inc.*§	17,000	601,290
		12,530,797

	Number of Shares	Value

COMMON STOCKS
Hotels, Restaurants & Leisure (2.2%)
CBRL Group, Inc.§	8,900	$363,120
Domino’s Pizza, Inc.§	62,300	1,033,557
Jack in the Box, Inc.*	45,400	2,943,736
Monarch Casino & Resort, Inc.*§	18,100	514,945
P.F. Chang’s China Bistro, Inc.*§	30,400	899,840
Papa John’s International, Inc.*	27,900	681,876
WMS Industries, Inc.*§	33,649	1,113,782
		7,550,856
Household Durables (0.3%)
Helen of Troy, Ltd.*§	15,800	305,098
National Presto Industries, Inc.§	3,200	169,600
Tempur-Pedic International, Inc.§	20,100	718,575
		1,193,273
Industrial Conglomerates (0.4%)
Chemed Corp.	14,700	913,752
Lydall, Inc.*	39,400	365,632
		1,279,384
Insurance (3.4%)
Assured Guaranty, Ltd.	12,800	347,776
Delphi Financial Group, Inc. Class A§	43,200	1,746,144
Fremont General Corp.§	31,000	120,900
IPC Holdings, Ltd.	13,500	389,475
Max Capital Group, Ltd.	12,700	356,108
Navigators Group, Inc.*	3,300	179,025
Odyssey Re Holdings Corp.§	8,500	315,435
Philadelphia Consolidated Holding Corp.*	53,200	2,199,288
Platinum Underwriters Holdings, Ltd.	11,000	395,560
ProAssurance Corp.*	19,700	1,061,239
RLI Corp.§	12,700	720,344
Safety Insurance Group, Inc.	17,600	632,544
Security Capital Assurance, Ltd.§	15,900	363,156
Selective Insurance Group, Inc.	16,300	346,864
Triad Guaranty, Inc.*§	7,200	136,584
United Fire & Casualty Co.	16,900	660,621
Zenith National Insurance Corp.	38,900	1,746,221
		11,717,284
Internet & Catalog Retail (0.7%)
Blue Nile, Inc.*§	8,200	771,784
Global Sources, Ltd.*§	28,100	622,977
Priceline.com, Inc.*	8,800	781,000
Systemax, Inc.§	10,400	212,576
		2,388,337
Internet Software & Services (1.1%)
j2 Global Communications, Inc.*	63,800	2,088,174
United Online, Inc.§	113,700	1,706,637
		3,794,811
IT Consulting & Services (0.7%)
Authorize.Net Holdings, Inc.*	16,800	296,184
SAIC, Inc.*§	38,200	733,058
Sykes Enterprises, Inc.*	54,400	903,584
Syntel, Inc.§	10,200	424,116
		2,356,942
Leisure Equipment & Products (0.8%)
JAKKS Pacific, Inc.*§	47,400	1,266,054
Polaris Industries, Inc.§	14,500	632,490
RC2 Corp.*	12,800	354,432

	Number of Shares	Value

COMMON STOCKS
Leisure Equipment & Products
Sturm, Ruger & Company, Inc.*§	20,000	$358,200
		2,611,176
Machinery (7.4%)
Applied Industrial Technologies, Inc.§	43,800	1,350,354
Astec Industries, Inc.*	28,200	1,620,090
Barnes Group, Inc.§	57,000	1,819,440
Cascade Corp.§	6,100	397,537
Ceradyne, Inc.*§	52,800	3,999,072
Columbus McKinnon Corp.*§	23,500	584,915
Dionex Corp.*§	14,200	1,128,332
EnPro Industries, Inc.*§	54,500	2,212,700
Esterline Technologies Corp.*	16,100	918,505
Gardner Denver, Inc.*	31,800	1,240,200
Hurco Companies, Inc.*§	22,700	1,227,162
Kaydon Corp.§	18,900	982,611
Manitowoc Company, Inc.	140,200	6,208,056
Mueller Industries, Inc.	53,700	1,940,718
RBC Bearings, Inc.*	8,600	329,810
		25,959,502
Marine (0.3%)
Genco Shipping & Trading, Ltd.§	5,700	373,521
Golar LNG, Ltd.§	16,600	370,512
Kirby Corp.*	8,800	388,432
		1,132,465
Media (0.7%)
InVentiv Health, Inc.*§	44,300	1,941,226
Scholastic Corp.*	10,200	355,572
		2,296,798
Metals & Mining (3.6%)
Century Aluminum Co.*§	52,300	2,753,595
Cleveland-Cliffs, Inc.§	50,000	4,398,500
Coeur d’Alene Mines Corp.*§	137,000	519,230
GrafTech International, Ltd.*	35,900	640,456
Massey Energy Co.§	49,400	1,077,908
Quanex Corp.§	67,500	3,171,150
		12,560,839
Oil & Gas (4.2%)
Alon USA Energy, Inc.§	19,800	668,844
ATP Oil & Gas Corp.*	14,700	691,341
Bois d’Arc Energy, Inc.*	18,800	360,396
Delek US Holdings, Inc.§	101,400	2,543,112
General Maritime Corp.§	13,600	379,576
Helix Energy Solutions Group, Inc.*§	81,700	3,468,982
Mariner Energy, Inc.*§	33,100	685,501
Rosetta Resources, Inc.*§	37,600	689,584
St. Mary Land & Exploration Co.	38,300	1,366,161
Stone Energy Corp.*	37,300	1,492,373
Swift Energy Co.*§	55,000	2,250,600
		14,596,470
Paper & Forest Products (0.4%)
Buckeye Technologies, Inc.*	71,000	1,074,940
Potlatch Corp.§	7,400	333,222
		1,408,162
Personal Products (0.2%)
Elizabeth Arden, Inc.*	26,300	709,048

	Number of Shares	Value

COMMON STOCKS
Personal Products
Mannatech, Inc.§	1,800	$14,580
		723,628
Pharmaceuticals (1.5%)
Acadia Pharmaceuticals, Inc.*§	22,600	340,130
MGI Pharma, Inc.*	62,600	1,739,028
Par Pharmaceutical Cos, Inc.*	29,600	549,376
Pharmion Corp.*	16,100	742,854
Salix Pharmaceuticals, Ltd.*§	53,400	663,228
Sciele Pharma, Inc.*§	45,500	1,183,910
		5,218,526
Real Estate (2.9%)
Alexandria Real Estate Equities, Inc.	3,700	356,162
Anthracite Capital, Inc.	18,800	171,080
Arbor Realty Trust, Inc.§	9,000	170,010
Avatar Holdings, Inc.*§	11,200	559,216
Colonial Properties Trust	11,700	401,310
Crystal River Capital, Inc.§	11,400	191,634
Digital Realty Trust, Inc.	9,100	358,449
EastGroup Properties, Inc.§	14,000	633,640
Entertainment Properties Trust	33,800	1,717,040
Highwoods Properties, Inc.	9,500	348,365
Lexington Realty Trust	40,100	802,401
Mid-America Apartment Communities, Inc.	22,500	1,121,625
National Health Investors, Inc.§	11,600	358,556
National Retail Properties, Inc.	82,100	2,001,598
PS Business Parks, Inc.	9,500	540,075
Realty Income Corp.	13,600	380,120
Redwood Trust, Inc.§	4,400	146,168
		10,257,449
Road & Rail (0.6%)
Kansas City Southern*§	62,000	1,994,540

Semiconductor Equipment & Products (4.3%)
Advanced Energy Industries, Inc.*	18,700	282,370
AMIS Holdings, Inc.*	45,700	443,747
Amkor Technology, Inc.*§	65,700	756,864
Brooks Automation, Inc.*§	42,400	603,776
Cabot Microelectronics Corp.*§	10,300	440,325
Cymer, Inc.*	54,400	2,088,416
Diodes, Inc.*§	19,300	619,530
Kulicke and Soffa Industries, Inc.*§	51,600	437,568
Mattson Technology, Inc.*	34,200	295,830
MKS Instruments, Inc.*	75,200	1,430,304
ON Semiconductor Corp.*§	114,500	1,438,120
Pericom Semiconductor Corp.*	15,000	175,800
Photronics, Inc.*	66,100	754,201
Skyworks Solutions, Inc.*	97,600	882,304
Tessera Technologies, Inc.*	8,800	330,000
Varian Semiconductor Equipment Associates, Inc.*§	71,900	3,848,088
Zoran Corp.*	9,600	193,920
		15,021,163
Software (2.3%)
Aspen Technology, Inc.*	58,900	843,448
Informatica Corp.*§	54,000	847,800
Jack Henry & Associates, Inc.	26,400	682,704
MICROS Systems, Inc.*	26,500	1,724,355
Nuance Communications, Inc.*§	17,600	339,856
Progress Software Corp.*§	26,900	815,070
SPSS, Inc.*§	28,300	1,164,262

	Number of Shares	Value

COMMON STOCKS
Software
VASCO Data Security International, Inc.*§	49,800	$1,758,438
		8,175,933
Specialty Retail (2.6%)
Aeropostale, Inc.*	55,200	1,052,112
Cato Corp. Class A	19,400	396,536
Charlotte Russe Holding, Inc.*	33,900	496,296
Children’s Place Retail Stores, Inc.*§	13,500	327,780
Conn’s, Inc.*§	6,700	160,063
Dress Barn, Inc.*	29,700	505,197
Gymboree Corp.*	46,300	1,631,612
Jos. A. Bank Clothiers, Inc.*§	10,700	357,594
Men’s Wearhouse, Inc.	57,600	2,909,952
Rent-A-Center, Inc.*	9,500	172,235
Tractor Supply Co.*§	22,800	1,050,852
		9,060,229
Textiles & Apparel (2.2%)
Crocs, Inc.*§	53,100	3,570,975
Deckers Outdoor Corp.*§	10,000	1,098,000
Fossil, Inc.*	27,100	1,012,456
Oxford Industries, Inc.	18,600	671,832
Perry Ellis International, Inc.*	12,100	335,291
Steven Madden, Ltd.	9,500	180,025
Warnaco Group, Inc.*	17,000	664,190
		7,532,769
Tobacco (0.3%)
Universal Corp.§	14,100	690,195
Vector Group, Ltd.§	15,855	355,311
		1,045,506
Wireless Telecommunication Services (0.6%)
Syniverse Holdings, Inc.*	71,800	1,141,620
USA Mobility, Inc.*§	54,700	922,789
		2,064,409
TOTAL COMMON STOCKS (Cost $326,005,359)		348,695,164

SHORT-TERM INVESTMENTS (27.5%)
State Street Navigator Prime Portfolio§§	95,465,405	95,465,405

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$372	372,000
TOTAL SHORT-TERM INVESTMENTS (Cost $95,837,405)		95,837,405

TOTAL INVESTMENTS AT VALUE (127.5%) (Cost $421,842,764)		444,532,569

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.5%)		(95,984,687)

NET ASSETS (100.0%)		$348,547,882

*	Non-income producing security.
§	Security or a portion thereof is on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $421,842,764, $38,984,477, $(16,294,672) and $22,689,805, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Blue Chip Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.9%)
Aerospace & Defense (3.6%)
Boeing Co.	1,300	$136,487
L-3 Communications Holdings, Inc.	600	61,284
Lockheed Martin Corp.	900	97,641
Raytheon Co.	1,400	89,348
Rockwell Collins, Inc.	200	14,608
United Technologies Corp.	100	8,048
		407,416
Air Freight & Couriers (1.0%)
FedEx Corp.	800	83,800
Ryder System, Inc.	200	9,800
United Parcel Service, Inc. Class B	200	15,020
		108,620
Auto Components (0.2%)
Autoliv, Inc.	400	23,900

Automobiles (0.1%)
Hertz Global Holdings, Inc.*	700	15,904

Banks (3.8%)
Bank of America Corp.	2,600	130,702
Bank of New York Mellon Corp.	1,600	70,624
Northern Trust Corp.	1,200	79,524
Wachovia Corp.	400	20,060
Wells Fargo & Co.	3,700	131,794
		432,704
Beverages (2.6%)
Coca-Cola Co.	200	11,494
Molson Coors Brewing Co. Class B	700	69,769
Pepsi Bottling Group, Inc.	2,500	92,925
PepsiCo, Inc.	1,700	124,542
		298,730
Biotechnology (0.2%)
Amgen, Inc.*	500	28,285

Chemicals (1.2%)
Dow Chemical Co.	2,100	90,426
International Flavors & Fragrances, Inc.	800	42,288
		132,714
Commercial Services & Supplies (0.4%)
Steelcase, Inc. Class A	2,600	46,748

Communications Equipment (2.5%)
Cisco Systems, Inc.*	6,400	211,904
Harris Corp.	600	34,674
QUALCOMM, Inc.	800	33,808
		280,386
Computers & Peripherals (4.3%)
Apple Computer, Inc.*	300	46,062
Dell, Inc.*	4,200	115,920
Hewlett-Packard Co.	3,400	169,286
International Business Machines Corp.	600	70,680
Network Appliance, Inc.*	2,100	56,511
Western Digital Corp.*	1,400	35,448
		493,907

	Number of Shares	Value

COMMON STOCKS
Diversified Financials (8.5%)
Charles Schwab Corp.	800	$17,280
Citigroup, Inc.	3,900	182,013
Eaton Vance Corp.	800	31,968
First Marblehead Corp.	1,400	53,102
Franklin Resources, Inc.	300	38,250
Goldman Sachs Group, Inc.	400	86,696
JPMorgan Chase & Co.	4,300	197,026
Merrill Lynch & Company, Inc.	1,500	106,920
Moody’s Corp.	600	30,240
Morgan Stanley	1,800	113,400
State Street Corp.	1,300	88,608
Western Union Co.	1,100	23,067
		968,570
Diversified Telecommunication Services (3.9%)
AT&T, Inc.	6,497	274,888
Verizon Communications, Inc.	3,900	172,692
		447,580
Electric Utilities (2.5%)
Constellation Energy Group	400	34,316
Edison International	1,100	60,995
FirstEnergy Corp.	1,000	63,340
FPL Group, Inc.	400	24,352
PG&E Corp.	1,600	76,480
Public Service Enterprise Group, Inc.	300	26,397
		285,880
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	800	55,608

Electronic Equipment & Instruments (0.4%)
Waters Corp.*	600	40,152

Energy Equipment & Services (2.6%)
ENSCO International, Inc.	1,200	67,320
National-Oilwell Varco, Inc.*	300	43,350
Noble Corp.	1,400	68,670
Schlumberger, Ltd.	400	42,000
Transocean, Inc.*	700	79,135
		300,475
Food & Drug Retailing (1.2%)
Kroger Co.	2,500	71,300
Safeway, Inc.	2,100	69,531
		140,831
Food Products (0.9%)
Corn Products International, Inc.	500	22,935
General Mills, Inc.	500	29,005
Herbalife, Ltd.	200	9,092
Kellogg Co.	700	39,200
		100,232
Healthcare Equipment & Supplies (1.4%)
Baxter International, Inc.	1,200	67,536
Becton, Dickinson & Co.	900	73,845
Medtronic, Inc.	300	16,923
		158,304
Healthcare Providers & Services (3.6%)
Aetna, Inc.	1,600	86,832
Coventry Health Care, Inc.*	1,100	68,431
Humana, Inc.*	1,100	76,868

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
McKesson Corp.	1,000	$58,790
UnitedHealth Group, Inc.	2,340	113,326
WellCare Health Plans, Inc.*	100	10,543
		414,790
Household Durables (0.5%)
Whirlpool Corp.	700	62,370

Household Products (2.2%)
Clorox Co.	1,100	67,089
Procter & Gamble Co.	2,600	182,884
		249,973
Industrial Conglomerates (4.7%)
3M Co.	600	56,148
General Electric Co.	7,700	318,780
Honeywell International, Inc.	1,400	83,258
Tyco International, Ltd.	1,800	79,812
		537,998
Insurance (7.5%)
ACE, Ltd.	1,300	78,741
Aflac, Inc.	1,500	85,560
Allstate Corp.	700	40,033
American International Group, Inc.	1,800	121,770
Assurant, Inc.	1,300	69,550
Endurance Specialty Holdings, Ltd.	1,600	66,480
Lincoln National Corp.	200	13,194
Loews Corp.	1,700	82,195
MetLife, Inc.	700	48,811
Prudential Financial, Inc.	1,000	97,580
Torchmark Corp.	700	43,624
Travelers Companies, Inc.	600	30,204
XL Capital, Ltd. Class A	900	71,280
		849,022
Internet & Catalog Retail (0.2%)
NutriSystem, Inc.*	400	18,756

Internet Software & Services (0.8%)
eBay, Inc.*	1,000	39,020
Google, Inc. Class A*	100	56,727
		95,747
IT Consulting & Services (1.8%)
Accenture, Ltd. Class A	1,600	64,400
Computer Sciences Corp.*	1,200	67,080
Electronic Data Systems Corp.	3,100	67,704
		199,184
Leisure Equipment & Products (0.7%)
Hasbro, Inc.	1,700	47,396
Mattel, Inc.	1,200	28,152
		75,548
Machinery (1.9%)
Caterpillar, Inc.	900	70,587
Cummins, Inc.	600	76,734
Eaton Corp.	600	59,424
Parker Hannifin Corp.	100	11,183
		217,928

	Number of Shares	Value

COMMON STOCKS
Media (3.0%)
Comcast Corp. Class A*	500	$12,090
DIRECTV Group, Inc.*	3,100	75,268
News Corp. Class A	3,600	79,164
Regal Entertainment Group Class A	2,700	59,265
Walt Disney Co.	3,300	113,487
		339,274
Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	902	94,611
Nucor Corp.	500	29,735
		124,346
Multiline Retail (1.2%)
Big Lots, Inc.*	700	20,888
J.C. Penney Company, Inc.	200	12,674
Kohl’s Corp.*	1,200	68,796
Wal-Mart Stores, Inc.	700	30,555
		132,913
Oil & Gas (9.3%)
Chevron Corp.	2,500	233,950
Cimarex Energy Co.	300	11,175
ConocoPhillips	788	69,163
Exxon Mobil Corp.	5,100	472,056
Marathon Oil Corp.	1,200	68,424
Murphy Oil Corp.	900	62,901
Occidental Petroleum Corp.	700	44,856
Plains Exploration & Production Co.*	300	13,266
Valero Energy Corp.	1,300	87,334
		1,063,125
Paper & Forest Products (0.1%)
International Paper Co.	300	10,761

Pharmaceuticals (7.4%)
Abbott Laboratories	200	10,724
Bristol-Myers Squibb Co.	3,800	109,516
Forest Laboratories, Inc.*	1,000	37,290
Johnson & Johnson	3,400	223,380
Merck & Company, Inc.	1,600	82,704
Pfizer, Inc.	8,400	205,212
Schering-Plough Corp.	3,300	104,379
Watson Pharmaceuticals, Inc.*	2,000	64,800
		838,005
Road & Rail (0.7%)
Union Pacific Corp.	700	79,142

Semiconductor Equipment & Products (3.9%)
Applied Materials, Inc.	2,600	53,820
Intel Corp.	7,300	188,778
Linear Technology Corp.	1,100	38,489
MEMC Electronic Materials, Inc.*	400	23,544
Teradyne, Inc.*	2,600	35,880
Texas Instruments, Inc.	2,900	106,111
		446,622
Software (3.6%)
Autodesk, Inc.*	800	39,976
Intuit, Inc.*	2,600	78,780
Microsoft Corp.	9,200	271,032
Oracle Corp.*	600	12,990

	Number of Shares	Value

COMMON STOCKS
Software
Symantec Corp.*	600	$11,628
		414,406
Specialty Retail (1.7%)
Best Buy Company, Inc.	1,700	78,234
Sherwin-Williams Co.	1,000	65,710
TJX Companies, Inc.	1,700	49,419
		193,363
Textiles & Apparel (0.7%)
Nike, Inc. Class B	1,400	82,124

Tobacco (1.5%)
Altria Group, Inc.	900	62,577
Loews Corp. Carolina Group	800	65,784
UST, Inc.	800	39,680
		168,041
TOTAL COMMON STOCKS (Cost $9,362,866)		11,380,384

TOTAL INVESTMENTS AT VALUE (99.9%) (Cost $9,362,866)		11,380,384

OTHER ASSETS IN EXCESS OF LIABILITIES (0.1%)		12,935

NET ASSETS (100.0%)		$11,393,319

*	Non-income producing security.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $9,362,866, $2,122,344, $(104,826) and $2,017,518, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - Large Cap Value Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of Shares	Value

COMMON STOCKS (99.2%)
Aerospace & Defense (2.5%)
Boeing Co.	3,300	$346,467
L-3 Communications Holdings, Inc.	3,500	357,490
Northrop Grumman Corp.	2,600	202,800
Raytheon Co.§	6,200	395,684
Rockwell Collins, Inc.	900	65,736
		1,368,177
Air Freight & Couriers (0.3%)
FedEx Corp.	1,000	104,750
Ryder System, Inc.	1,000	49,000
		153,750
Auto Components (1.2%)
Autoliv, Inc.	5,400	322,650
BorgWarner, Inc.	3,700	338,661
		661,311
Automobiles (0.6%)
Hertz Global Holdings, Inc.*§	8,500	193,120
Thor Industries, Inc.	2,800	125,972
		319,092
Banks (8.7%)
Bank of America Corp.	30,870	1,551,835
Bank of New York Mellon Corp.	6,000	264,840
Northern Trust Corp.	4,700	311,469
PNC Financial Services Group, Inc.§	5,600	381,360
Synovus Financial Corp.	10,700	300,135
U.S. Bancorp	3,700	120,361
Wachovia Corp.	7,900	396,185
Washington Mutual, Inc.§	9,900	349,569
Wells Fargo & Co.	31,200	1,111,344
		4,787,098
Beverages (1.8%)
Coca-Cola Co.	900	51,723
Molson Coors Brewing Co. Class B§	3,500	348,845
Pepsi Bottling Group, Inc.	8,500	315,945
PepsiAmericas, Inc.§	7,600	246,544
		963,057
Chemicals (2.0%)
Dow Chemical Co.	13,300	572,698
International Flavors & Fragrances, Inc.	3,600	190,296
Lubrizol Corp.	5,000	325,300
		1,088,294
Commercial Services & Supplies (0.7%)
Con-way, Inc.§	1,100	50,600
Steelcase, Inc. Class A§	19,000	341,620
		392,220
Commingled Fund (1.0%)
iShares Russell 1000 Value Index Fund§	6,200	532,890

Communications Equipment (0.1%)
Harris Corp.	1,100	63,569

Computers & Peripherals (1.3%)
Dell, Inc.*	3,700	102,120
Hewlett-Packard Co.	6,600	328,614

	Number of Shares	Value

COMMON STOCKS
Computers & Peripherals
Western Digital Corp.*	10,400	$263,328
		694,062
Diversified Financials (11.3%)
Capital One Financial Corp.	2,000	132,860
Citigroup, Inc.	35,100	1,638,117
Countrywide Financial Corp.§	8,200	155,882
Eaton Vance Corp.	7,700	307,692
Fannie Mae	2,700	164,187
Freddie Mac	1,200	70,812
Goldman Sachs Group, Inc.	1,500	325,110
JPMorgan Chase & Co.	30,600	1,402,092
Legg Mason, Inc.	1,500	126,435
Lehman Brothers Holdings, Inc.	2,100	129,633
Merrill Lynch & Company, Inc.	8,500	605,880
Morgan Stanley	11,500	724,500
State Street Corp.	5,300	361,248
Western Union Co.	2,800	58,716
		6,203,164
Diversified Telecommunication Services (6.3%)
AT&T, Inc.	37,412	1,582,902
CenturyTel, Inc.	6,200	286,564
Qwest Communications International, Inc.*§	31,400	287,624
Sprint Nextel Corp.	4,000	76,000
Verizon Communications, Inc.	27,400	1,213,272
		3,446,362
Electric Utilities (4.6%)
Alliant Energy Corp.	8,700	333,384
Constellation Energy Group	2,200	188,738
DTE Energy Co.	1,700	82,348
Edison International	3,100	171,895
FirstEnergy Corp.	6,700	424,378
FPL Group, Inc.	4,000	243,520
Pepco Holdings, Inc.	9,200	249,136
PG&E Corp.§	8,700	415,860
Public Service Enterprise Group, Inc.	4,800	422,352
		2,531,611
Electronic Equipment & Instruments (0.4%)
Avnet, Inc.*	5,300	211,258

Energy Equipment & Services (0.8%)
ENSCO International, Inc.	5,900	330,990
Tidewater, Inc.§	2,000	125,680
		456,670
Food & Drug Retailing (1.1%)
Kroger Co.	7,700	219,604
Safeway, Inc.	12,000	397,320
		616,924
Food Products (0.8%)
ConAgra Foods, Inc.	2,000	52,260
Corn Products International, Inc.	6,700	307,329
Kraft Foods, Inc. Class A	2,900	100,079
		459,668
Healthcare Providers & Services (2.3%)
Aetna, Inc.	6,300	341,901
Humana, Inc.*§	4,900	342,412
McKesson Corp.	3,800	223,402

	Number of Shares	Value

COMMON STOCKS
Healthcare Providers & Services
WellPoint, Inc.*	4,600	$363,032
		1,270,747
Hotels, Restaurants & Leisure (0.2%)
McDonald’s Corp.	1,600	87,152

Household Durables (0.9%)
American Greetings Corp. Class A§	6,900	182,160
Whirlpool Corp.§	3,400	302,940
		485,100
Household Products (2.1%)
Clorox Co.§	4,800	292,752
Colgate-Palmolive Co.	3,000	213,960
Procter & Gamble Co.	9,300	654,162
		1,160,874
Industrial Conglomerates (5.9%)
3M Co.	3,600	336,888
General Electric Co.	58,100	2,405,340
Honeywell International, Inc.	900	53,523
Tyco International, Ltd.	10,300	456,702
		3,252,453
Insurance (10.7%)
ACE, Ltd.	900	54,513
Aflac, Inc.	5,500	313,720
Allstate Corp.	5,400	308,826
American Financial Group, Inc.	7,600	216,752
American International Group, Inc.	10,900	737,385
Assurant, Inc.§	6,600	353,100
Endurance Specialty Holdings, Ltd.§	8,400	349,020
HCC Insurance Holdings, Inc.	11,700	335,088
Lincoln National Corp.	900	59,373
Loews Corp.	9,300	449,655
PartnerRe, Ltd.§	700	55,293
Prudential Financial, Inc.	5,700	556,206
Reinsurance Group of America, Inc.§	5,800	328,802
RenaissanceRe Holdings, Ltd.	5,500	359,755
StanCorp Financial Group, Inc.	1,500	74,265
Torchmark Corp.	5,500	342,760
Transatlantic Holdings, Inc.	2,100	147,693
Travelers Companies, Inc.	2,000	100,680
W.R. Berkley Corp.	11,100	328,893
XL Capital, Ltd. Class A§	4,800	380,160
		5,851,939
IT Consulting & Services (1.6%)
Accenture, Ltd. Class A	8,400	338,100
Computer Sciences Corp.*	4,100	229,190
Electronic Data Systems Corp.	15,100	329,784
		897,074
Leisure Equipment & Products (0.9%)
Eastman Kodak Co.§	10,100	270,276
Hasbro, Inc.§	6,300	175,644
Mattel, Inc.	2,900	68,034
		513,954
Machinery (1.0%)
AGCO Corp.*	2,600	132,002
Dover Corp.	1,100	56,045
Eaton Corp.	1,100	108,944

	Number of Shares	Value

COMMON STOCKS
Machinery
Parker Hannifin Corp.§	2,400	$268,392
		565,383
Media (2.5%)
DIRECTV Group, Inc.*	2,500	60,700
News Corp. Class A	11,300	248,487
Regal Entertainment Group Class A§	14,600	320,470
Time Warner, Inc.	9,600	176,256
Walt Disney Co.	16,400	563,996
		1,369,909
Metals & Mining (1.1%)
Freeport-McMoRan Copper & Gold, Inc.	2,276	238,729
Nucor Corp.§	6,300	374,661
		613,390
Oil & Gas (15.1%)
Chevron Corp.	18,500	1,731,230
Cimarex Energy Co.	8,200	305,450
ConocoPhillips	12,804	1,123,807
Continental Resources, Inc.*	10,300	186,842
Devon Energy Corp.	1,400	116,480
Exxon Mobil Corp.	35,200	3,258,112
Marathon Oil Corp.	10,300	587,306
Murphy Oil Corp.	1,400	97,846
Occidental Petroleum Corp.	6,800	435,744
Plains Exploration & Production Co.*§	1,400	61,908
Valero Energy Corp.	5,000	335,900
		8,240,625
Paper & Forest Products (0.4%)
International Paper Co.	5,300	190,111

Pharmaceuticals (5.5%)
Eli Lilly and Co.	1,800	102,474
Johnson & Johnson	8,500	558,450
King Pharmaceuticals, Inc.*§	3,100	36,332
Merck & Company, Inc.	6,800	351,492
Pfizer, Inc.	61,700	1,507,331
Schering-Plough Corp.	3,800	120,194
Watson Pharmaceuticals, Inc.*	10,200	330,480
		3,006,753
Real Estate (0.3%)
Jones Lang LaSalle, Inc.§	1,600	164,416

Road & Rail (0.4%)
Union Pacific Corp.	1,400	158,284
YRC Worldwide, Inc.*§	1,800	49,176
		207,460
Semiconductor Equipment & Products (0.8%)
Teradyne, Inc.*§	20,100	277,380
Texas Instruments, Inc.	4,200	153,678
		431,058
Specialty Retail (0.5%)
Sherwin-Williams Co.	3,800	249,698

Tobacco (1.5%)
Altria Group, Inc.	2,500	173,825
Loews Corp. Carolina Group	4,100	337,143

	Number of Shares	Value

COMMON STOCKS
Tobacco
UST, Inc.§	6,400	$317,440
		828,408
TOTAL COMMON STOCKS (Cost $47,536,787)		54,335,681

SHORT-TERM INVESTMENTS (13.7%)
State Street Navigator Prime Portfolio§§	7,098,554	7,098,554

	Par
	(000)
State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$415	415,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,513,554)		7,513,554

TOTAL INVESTMENTS AT VALUE (112.9%) (Cost $55,050,341)		61,849,235

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.9%)		(7,076,638)

NET ASSETS (100.0%)		$54,772,597

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $55,050,341, $8,033,094, $(1,234,200) and $6,798,894 respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Trust - International Focus Portfolio

Schedule of Investments

September 30, 2007 (unaudited)

	Number of
	Shares	Value

COMMON STOCKS (98.6%)
Austria (1.3%)
Oil & Gas (1.3%)
C.A.T. oil AG*§	49,266	$1,256,150
TOTAL AUSTRIA		1,256,150
Belgium (1.2%)
Metals & Mining (1.2%)
Umicore§	5,007	1,191,400
TOTAL BELGIUM		1,191,400
Brazil (1.3%)
Oil & Gas (1.3%)
Petroleo Brasileiro SA - Petrobras ADR§	19,302	1,248,839
TOTAL BRAZIL		1,248,839
Denmark (1.5%)
Pharmaceuticals (1.5%)
Novo Nordisk AS Series B	11,868	1,431,071
TOTAL DENMARK		1,431,071
France (12.0%)
Banks (3.3%)
BNP Paribas§	12,865	1,404,140
Societe Generale§	10,582	1,775,782
		3,179,922
Beverages (1.3%)
Pernod Ricard SA§	5,679	1,232,010

Insurance (2.5%)
Axa§	53,390	2,384,663

Metals & Mining (1.5%)
Vallourec SA	5,129	1,472,309

Oil & Gas (1.3%)
Total SA§	15,200	1,228,423

Pharmaceuticals (0.9%)
Sanofi-Aventis§	10,623	897,880

Textiles & Apparel (1.2%)
LVMH Moet Hennessy Louis Vuitton SA§	9,745	1,163,441
TOTAL FRANCE		11,558,648
Germany (10.5%)
Auto Components (1.9%)
Continental AG	13,514	1,861,732

Banks (1.4%)
Deutsche Bank AG	10,191	1,305,971

Electric Utilities (2.4%)
E.ON AG	12,540	2,308,976

Electrical Equipment (1.2%)
Norddeutsche Affinerie AG	26,931	1,178,072

Multi-Utilities (2.1%)
RWE AG	16,392	2,054,057

Software (1.5%)
SAP AG	24,240	1,416,150
TOTAL GERMANY		10,124,958
Greece (1.6%)
Wireless Telecommunication Services (1.6%)
Cosmote Mobile Telecommunications SA	45,955	1,572,659

	Number of
	Shares	Value

COMMON STOCKS
TOTAL GREECE		$1,572,659

India (2.7%)
Diversified Telecommunication Services (2.7%)
Bharti Airtel, Ltd.*	108,901	2,560,991
TOTAL INDIA		2,560,991
Israel (1.7%)
Pharmaceuticals (1.7%)
Teva Pharmaceutical Industries, Ltd. ADR§	35,832	1,593,449
TOTAL ISRAEL		1,593,449
Italy (2.6%)
Banks (2.6%)
Intesa Sanpaolo	264,784	2,035,945
UniCredito Italiano SpA	59,020	503,912
TOTAL ITALY		2,539,857
Japan (15.1%)
Automobiles (1.2%)
Toyota Motor Corp.§	20,190	1,179,621

Banks (2.4%)
Mitsubishi UFJ Financial Group, Inc.§	90,000	790,332
Mizuho Financial Group, Inc.§	267	1,506,056
		2,296,388
Chemicals (3.2%)
Kuraray Company, Ltd.§	101,441	1,279,600
Shin-Etsu Chemical Company, Ltd.§	26,640	1,830,428
		3,110,028
Diversified Financials (1.4%)
Daiwa Securities Group, Inc.§	144,327	1,363,922

Electronic Equipment & Instruments (1.5%)
Omron Corp.§	54,168	1,425,210

Household Products (1.6%)
Uni-Charm Corp.§	25,066	1,532,630

Machinery (1.7%)
Komatsu, Ltd.§	49,849	1,659,599

Specialty Retail (2.1%)
Yamada Denki Company, Ltd.§	20,151	1,981,957
TOTAL JAPAN		14,549,355
Mexico (2.4%)
Wireless Telecommunication Services (2.4%)
America Movil SAB de CV ADR Series L	35,638	2,280,832
TOTAL MEXICO		2,280,832
Netherlands (7.5%)
Banks (3.0%)
ABN AMRO Holding NV	55,452	2,906,391

Energy Equipment & Services (1.2%)
Fugro NV	14,305	1,157,216

Food Products (1.6%)
Royal Numico NV§	20,396	1,576,251

Household Durables (1.7%)
Koninklijke (Royal) Philips Electronics NV	35,602	1,597,802
TOTAL NETHERLANDS		7,237,660
Norway (4.8%)
Banks (1.7%)
DNB NOR ASA	104,964	1,600,866

	Number of
	Shares	Value

COMMON STOCKS
Norway
Energy Equipment & Services (0.4%)
Sevan Marine ASA*	41,579	$429,704

Oil & Gas (2.7%)
DNO ASA*	453,994	931,777
Prosafe ASA§	93,170	1,655,777
		2,587,554
TOTAL NORWAY		4,618,124
Singapore (2.0%)
Banks (2.0%)
United Overseas Bank, Ltd.	132,345	1,966,390
TOTAL SINGAPORE		1,966,390
Spain (1.1%)
Tobacco (1.1%)
Altadis SA	15,484	1,077,984
TOTAL SPAIN		1,077,984
Sweden (1.6%)
Communications Equipment (1.6%)
Telefonaktiebolaget LM Ericsson	380,608	1,509,363
TOTAL SWEDEN		1,509,363
Switzerland (4.5%)
Banks (1.6%)
UBS AG	29,085	1,557,385

Food Products (1.3%)
Nestle SA	2,712	1,211,653

Pharmaceuticals (1.6%)
Novartis AG	28,674	1,572,117
TOTAL SWITZERLAND		4,341,155
Taiwan (1.1%)
Diversified Telecommunication Services (1.1%)
Chunghwa Telecom Company, Ltd. ADR	59,702	1,103,300
TOTAL TAIWAN		1,103,300
United Kingdom (22.1%)
Aerospace & Defense (1.3%)
BAE Systems PLC	128,063	1,281,472

Banks (4.4%)
Barclays PLC	81,979	992,352
HSBC Holdings PLC§	106,270	1,952,073
Royal Bank of Scotland Group PLC	123,470	1,326,589
		4,271,014
Beverages (1.9%)
SABMiller PLC	65,221	1,846,407

Commercial Services & Supplies (0.5%)
Hays PLC	164,026	442,527

Food & Drug Retailing (1.5%)
Tesco PLC	160,075	1,428,754

Metals & Mining (3.8%)
BHP Billiton PLC	104,252	3,713,774

Oil & Gas (2.6%)
BP PLC	100,509	1,157,707
Royal Dutch Shell PLC Class A	31,926	1,307,121
		2,464,828
Pharmaceuticals (2.7%)
AstraZeneca PLC	17,673	880,812

	Number of
	Shares	Value

COMMON STOCKS
United Kingdom
Pharmaceuticals
GlaxoSmithKline PLC	66,305	$1,751,179
		2,631,991
Tobacco (1.7%)
Imperial Tobacco Group PLC	34,996	1,593,335

Wireless Telecommunication Services (1.7%)
Vodafone Group PLC	444,321	1,594,777

TOTAL UNITED KINGDOM		21,268,879
TOTAL COMMON STOCKS (Cost $65,061,546)		95,031,064

SHORT-TERM INVESTMENTS (25.3%)
State Street Navigator Prime Portfolio§§	23,388,211	23,388,211

	Par
	(000)

State Street Bank and Trust Co. Euro Time Deposit, 3.600%, 10/01/07	$989	989,000

TOTAL SHORT-TERM INVESTMENTS (Cost $24,377,211)		24,377,211

TOTAL INVESTMENTS AT VALUE (123.9%) (Cost $89,438,757)		119,408,275

LIABILITIES IN EXCESS OF OTHER ASSETS (-23.9%)		(23,027,494)

NET ASSETS (100.0%)		$96,380,781

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Portfolio’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Portfolio may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At September 30, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $89,438,757, $31,875,938, $(1,906,420) and $29,969,518, respectively.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE TRUST

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	November 26, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 26, 2007